UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	PGIM High Yield Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2022

Date of reporting period:	1/31/2022

Item 1 – Reports to Stockholders

PGIM FIXED INCOME CLOSED-END FUNDS

PGIM GLOBAL HIGH YIELD FUND, INC.
PGIM HIGH YIELD BOND FUND, INC.
PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial Company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for PGIM Fixed Income Closed-End Funds informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Fixed Income Closed-End Funds

March 16, 2022

PGIM Fixed Income Closed-End Funds	3

PGIM Global High Yield Fund, Inc.

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.

Investment Objective

The Fund’s investment objective is to provide a high level of current income.

Performance Snapshot as of 1/31/22
Price Per Share
$15.74 (NAV)
$14.42 (Market Price)

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	–2.13	3.07	6.41	5.74 (12/26/12)
Market Price	–3.65	8.13	7.54	5.06 (12/26/12)
Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index
	–2.52	0.28	4.56	5.24

*Not Annualized

Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/22
Duration	5.2 years	Average Maturity	6.8 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

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Credit Quality expressed as a percentage of total investments as of 1/31/22%
BBB	8.0
BB	37.1
B	33.2
CCC	14.9
CC	0.2
C	0.1
Not Rated	3.7
Cash/Cash Equivalents	2.8
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Yield and Dividends as of 1/31/22
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/22
$0.63	$0.105	8.74%

Yield at Market Price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2022.

PGIM Fixed Income Closed-End Funds	5

PGIM Global High Yield Fund, Inc.

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Global High Yield Fund, Inc.’s shares returned -3.65% based on market price and -2.13% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2022. For the same period, the Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index (the Index) returned -2.52%, including reinvestment of dividends.

What were the market conditions?

•	Global high yield spreads widened during the reporting period, as positive momentum from continued fundamental credit improvement and strong corporate earnings were offset by concerns over COVID-19 variants, persistent inflation, and the timing and pace of Federal Reserve (Fed) tapering. Retail demand for high yield turned negative in the fourth quarter of 2021, as a combination of slowing global growth and higher-than-expected inflation leading to an increasingly hawkish Fed drove outflows from high yield bond mutual funds. Meanwhile, fundamentals remained strong as default rates continued to decline and revenue for high yield issuers rose.

•	In US high yield, spreads on the Bloomberg US High Yield 1% Issuer Constrained Index widened by 47 basis points (bps) to end the period at 346 bps. (One basis point equals 0.01%.) While US high yield bonds posted total returns of -1.53% over the period, the asset class posted modestly positive excess returns of 0.63%. While outflows from high yield bond mutual funds accelerated over the period, a new-issue calendar consisting largely of refinancing activity and a high volume of calls, tenders, coupon payments, and rising stars provided a relatively solid technical backdrop. Meanwhile, defaults continued to decline, with the trailing 12-month par-weighted US high yield default rate ending January 2022 at 0.24%, the lowest default rate on record and down 584 bps from the year-earlier period. By quality, while all ratings categories exhibited negative total returns, CCC-rated bonds outperformed their higher-quality peers over the period.

•	In Europe, spreads on the Bloomberg Pan-European High Yield Index widened by 49 bps to end the period at 354 bps, as the rise in COVID-19 cases globally weighed on risk sentiment. Record new-issuance supply also weighed on spreads, as the market had some difficulty digesting the new supply. As a result, European high yield spreads ended the period wider than US spreads. By quality, CCC-rated bonds outperformed their higher-rated (i.e., BB and B) counterparts, even as the strong compression trade began to reverse course during the latter part of the period.

•

The emerging market debt sector posted negative returns and spreads widened over the period on the back of concerns around tighter global liquidity, rising inflation, and the potential for slower growth triggered by the Omicron variant of COVID-19. Nevertheless, dispersion among regions and rating buckets remained. Emerging market

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hard currency spreads, as measured by the JP Morgan EMBI Global Diversified Index, widened 33 bps to end the period at 389 bps. At 657 bps, the high yield portion of the Index yielded greater than 3 percentage points more than US high yield bonds at period end, which is historically wide.

What worked?

•	Security selection was the largest contributor to the Fund’s performance for the period. Sector allocation was also a strong contributor.

•	In the US and Canada, overweights (relative to the Index) to the upstream and midstream energy, building materials & home construction, gaming/lodging/leisure, and electric utilities industries, along with an underweight relative to the Index to technology, added to performance.

•	In developed Europe, overweights relative to the Index to the retail, financials, telecom, and leisure industries were the largest contributors.

•	Emerging markets positioning was highlighted by an underweight to China, along with overweights in Jamaica, Mexico, and Angola.

•	Overweights relative to the Index to US and Canada issuers Chesapeake Energy Corp. (upstream energy), Extraction Oil & Gas Inc. (upstream energy), and Ferrellgas Escrow LLC (midstream energy) were amongst the biggest single-name contributors.

What didn’t work?

•	Having more beta in the Fund relative to the Index, on average, over the period detracted from returns. (Beta is a measure of the volatility or risk of a security or portfolio compared to the market or index.)

•	Although overall sector allocation was a contributor, an underweight (relative to the Index) to media & entertainment, along with overweights to healthcare & pharmaceuticals and chemicals in the US and Canada, hurt performance. In developed Europe, an underweight to cable, along with overweights to gaming and food, were negative. In emerging markets, overweights to (sovereign bonds of) Ukraine and Russia, along with an underweight to (those of) Oman, detracted from performance.

•	Overweights relative to the Index to US and Canada issuers Bausch Health Americas Inc. (healthcare & pharmaceuticals) and Diamond Sports Group LLC (media & entertainment), along with developed Europe issuers Intelsat SA (cable) and Codere Finance SA (gaming), had a negative impact on performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions during the period, as both the returns and income earned on the securities

PGIM Fixed Income Closed-End Funds	7

PGIM Global High Yield Fund, Inc.

Strategy and Performance Overview (continued)

purchased exceeded the cost of borrowing. As of January 31, 2022, the Fund had borrowed $149 million and was 18.8% leveraged. During the period, the average amount of leverage utilized by the Fund was 22.7%.

Did the Fund use derivatives?

Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars. The derivatives help immunize any impact from fluctuating currencies outside of the US dollar. The Fund also utilized credit derivatives to manage its overall risk profile. The impact on Fund performance was negative.

Current outlook

•	In the US, PGIM Fixed Income believes strong fundamentals should sustain low high yield default rates for the next two years. PGIM Fixed Income’s base case is for the high yield default rate to end 2022 and 2023 at 0.9% and 1.0%, respectively. Balance sheet discipline, the relative absence of aggressively financed merger and acquisition transactions, and the continuation of credit rating upgrades support a constructive view of fundamentals. Meanwhile, expectations of a material number of rising stars over the next 12-18 months and the global search for yield should be supportive of technicals. (Technicals are indicators derived from market data to help assess conditions in a given asset class.)

•	That said, macro risks, including the potential for repeated COVID-19 waves, slowing growth, and sustained inflation, remain a concern and could lead to bouts of spread widening. Weighing strong fundamentals against the various macro risks, PGIM Fixed Income believes spreads are currently trading at fair value.

•	Given the recent widening in European high yield, PGIM Fixed Income remains cautiously constructive and expects spreads to tighten through 2022, with a base case for defaults to remain low, at 0.9%. From a macro perspective, continued concerns around COVID-19 variants and the resultant lockdowns, persistent inflation, and slowing growth in China remain risks to the outlook.

•	PGIM Fixed Income sees more supportive conditions across emerging markets in 2022. PGIM Fixed Income expects emerging market gross domestic product growth of 4.4%. While this is lower than emerging market growth in 2021, it is on par with average emerging market growth in the five years prior to 2020. Hard currency sovereigns and corporates remains the highest conviction allocation, as PGIM Fixed Income continues to emphasize “barbell” positioning with a targeted mix of assets that can perform well in varying scenarios.

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*The Strategy and Performance Overview section that discusses strategies or holdings including derivatives that affected the Fund’s performance is compiled by how the particular Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

Benchmark Definitions

Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index—The Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index (the Index) is an unmanaged index which covers the universe of non-investment-grade debt in the United States, developed markets and emerging markets. Issuers are capped at 2% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “GHY,” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/investments.

PGIM Fixed Income Closed-End Funds	9

PGIM High Yield Bond Fund, Inc.

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.

Investment Objective

The Fund’s investment objective is to provide a high level of current income.

Performance Snapshot as of 1/31/22
Price per Share
$16.43 (NAV)
$15.48 (Market Price)

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	–1.01	4.45	6.96	6.26 (4/30/12)
Market Price	–0.61	11.19	7.91	5.82 (4/30/12)
Bloomberg US High Yield 1% Issuer Capped Index
	–1.53	2.00	5.25	5.93

*Not Annualized

Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/22
Duration	5.1 years	Average Maturity	6.1 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

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Credit Quality expressed as a percentage of total investments as of 1/31/22%
BBB	5.7
BB	45.4
B	33.1
CCC	9.5
CC	0.4
Not Rated	3.8
Cash/Cash Equivalents	2.1
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Yield and Dividends as of 1/31/22
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/22
$0.63	$0.105	8.14%

Yield at Market Price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2022.

PGIM Fixed Income Closed-End Funds	11

PGIM High Yield Bond Fund, Inc.

Strategy and Performance Overview*

How did the Fund perform?

The PGIM High Yield Bond Fund, Inc.’s shares returned -0.61% based on market price and -1.01% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2022. For the same period, the Bloomberg US High Yield 1% Issuer Capped Index (the Index) returned -1.53%.

What were the market conditions?

•	US high yield bond spreads widened during the reporting period, as positive momentum from continued fundamental credit improvement and strong corporate earnings was offset by concerns over COVID-19 variants, persistent inflation, and the timing and pace of Federal Reserve (Fed) tapering. Retail demand for high yield turned negative in the fourth quarter of 2021, as a combination of slowing global growth and higher-than-expected inflation leading to an increasingly hawkish Fed drove outflows from high yield bond mutual funds. While outflows from high yield bond mutual funds accelerated over the period, a new-issue calendar consisting largely of refinancing activity and a high volume of calls, tenders, coupon payments, and rising stars provided a relatively solid technical backdrop. Meanwhile, fundamentals remained strong, as default rates continued to decline and revenue and EBITDA (earnings before interest, taxes, depreciation, and amortization) for high yield issuers rose.

•	In US high yield, spreads on the Index widened by 47 basis points (bps) to end the period at 346 bps. (One basis point equals 0.01%.) While US high yield bonds posted total returns of -1.53% over the period, the asset class posted modestly positive excess returns of 0.63%. By quality, while all ratings categories exhibited negative total returns, CCC-rated bonds outperformed their higher-quality peers over the period.

•	High yield gross new-issue volume slowed in January 2022, totaling just $24.2 billion, well short of market expectations for $30-40 billion. This was a sharp reversal from the five months prior when the primary market remained active, with issuers continuing to take advantage of strong demand to extend maturities and lower their interest expense. In 2021, full-year gross issuance totaled approximately $484 billion, easily eclipsing the record $450 billion that priced in 2020.

•	Meanwhile, defaults continued to decline, with the trailing 12-month par-weighted US high yield default rate ending January 2022 at 0.24%, the lowest default rate on record and down 584 bps from 12 months prior.

What worked?

•	Overall security selection was the largest contributor to the Fund’s returns for the reporting period. Specifically, security selection in the upstream and midstream energy, technology, telecom, and electric utilities industries contributed positively to the Fund’s returns.

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•	Overall sector allocation also contributed to performance, with overweights (relative to the Index) to the upstream and midstream energy, building materials & home construction, and capital goods industries, along with an underweight relative to the Index to retailers & restaurants, contributing the most.

•	Having more beta in the Fund, on average, over the period than the Index was also a contributor to performance. (Beta is a measure of the volatility or risk of a security or portfolio compared to the market or index.)

•	In individual security selection, the Fund’s overweights relative to the Index in Chesapeake Energy Corp. (upstream energy), Ferrellgas Partners LP (midstream energy), and Extraction Oil & Gas Inc. (upstream energy) were the largest contributors to performance.

What didn’t work?

•	While overall security selection contributed to the Fund’s performance during the period, positioning within the media & entertainment, automotive, cable & satellite, and healthcare & pharmaceutical industries detracted from the Fund’s results.

•	Within sector allocation, overweights (relative to the Index) to the cable & satellite, electric utilities, and healthcare & pharmaceuticals industries, along with an underweight relative to the Index to downstream energy, detracted from results.

•	In individual security selection, the Fund’s overweights relative to the Index in Bausch Health Americas Inc. (healthcare & pharmaceutical), Diamond Sports Group LLC (media & entertainment), and Intelsat Jackson Holdings SA (cable & satellite) were the largest detractors from performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions during the period, as both the returns and income earned on the securities purchased exceeded the cost of borrowing. As of January 31, 2022, the Fund had borrowed $181 million and was about 24.9% leveraged. During the period, the average amount of leverage utilized by the Fund was about 23.6%.

Did the Fund use derivatives?

The Fund used credit derivatives to manage the overall risk profile of the Fund which had a positive impact to fund performance. In addition, the Fund traded foreign exchange derivatives which had a negative impact to fund performance.

PGIM Fixed Income Closed-End Funds	13

PGIM High Yield Bond Fund, Inc.

Strategy and Performance Overview (continued)

Current outlook

•	In PGIM Fixed Income’s view, strong fundamentals should sustain low high yield default rates for the next two years. PGIM Fixed Income’s base case is for the high yield default rate to end 2022 and 2023 at 0.9% and 1.0%, respectively. Balance sheet discipline, the relative absence of aggressively financed merger and acquisition transactions, and the continuation of credit rating upgrades support a constructive view of fundamentals. Meanwhile, expectations of a material number of rising stars over the next 12-18 months and the global search for yield should be supportive of technicals. (Technicals are indicators derived from market data to help assess conditions in a given asset class.)

•	That said, macro risks, including the potential for repeated COVID-19 waves, slowing growth, and sustained inflation, remain a concern and could lead to bouts of spread widening.

•	Weighing strong fundamentals against the various macro risks, PGIM Fixed Income believes spreads are currently trading at fair value. In terms of positioning, B-rated bonds currently appear attractive on a relative-value basis. The Fund is maintaining an overweight (relative to the Index) to independent power producers, housing, and gaming.

*The Strategy and Performance Overview section that discusses strategies or holdings including derivatives that affected the Fund’s performance is compiled by how the particular Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

Benchmark Definitions

Bloomberg US High Yield 1% Issuer Capped Index—The Bloomberg US High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US non-investment-grade debt. Issuers are capped at 1% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “ISD” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XISDX” on most financial websites. Barron’s and The Wall Street Journal ’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/investments.

14	Visit our website at pgim.com/investments

PGIM Short Duration High Yield Opportunities Fund

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.

Investment Objective

The Fund’s investment objective is to provide total return, through a combination of current income and capital appreciation.

Performance Snapshot as of 1/31/22
Price Per Share
$19.20 (NAV)
$17.81 (Market Price)

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	–0.35	2.32	2.55 (11/25/20)
Market Price	–5.43	–3.44	–3.49 (11/25/20)
Bloomberg US 1-5 Year High Yield Ba/B 1% Issuer Constrained Index
	–0.02	3.22	4.24

* Not Annualized

Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/22
Duration	3.0 years	Average Maturity	4.1 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

PGIM Fixed Income Closed-End Funds	15

PGIM Short Duration High Yield Opportunities Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/22%
BBB	5.4
BB	43.8
B	42.9
CCC	5.2
Not Rated	0.3
Cash/Cash Equivalents	2.4
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Yield and Dividends as of 1/31/22
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/22
$0.65	$0.108	7.28%

Yield at Market Price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2022.

16	Visit our website at pgim.com/investments

PGIM Short Duration High Yield Opportunities Fund

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Short Duration High Yield Opportunities Fund’s shares returned -5.43% based on market price and -0.35% based on net asset value (NAV) during the six-month reporting period that ended January 31, 2022. For the same period, the Bloomberg US 1-5 Year High Yield Ba/B 1% Issuer Constrained Index (the Index) returned -0.02%, including reinvestment of dividends.

What were the market conditions?

•	US high yield bond spreads widened during the reporting period, as positive momentum from continued fundamental credit improvement and strong corporate earnings was offset by concerns over COVID-19 variants, persistent inflation, and the timing and pace of Federal Reserve (Fed) tapering. Retail demand for high yield turned negative in the fourth quarter of 2021, as a combination of slowing global growth and higher-than-expected inflation leading to an increasingly hawkish Fed drove outflows from high yield bond mutual funds. While outflows from high yield bond mutual funds accelerated over the period, a new-issue calendar consisting largely of refinancing activity and a high volume of calls, tenders, coupon payments, and rising stars provided a relatively solid technical backdrop. Meanwhile, fundamentals remained strong, as default rates continued to decline and revenue and EBITDA (earnings before interest, taxes, depreciation, and amortization) for high yield issuers rose.

•	In US high yield, spreads on the Bloomberg US High Yield 1% Issuer Constrained Index widened by 47 basis points (bps) to end the period at 346 bps. (One basis point equals 0.01%.) While US high yield bonds posted total returns of -1.53% over the period, the asset class posted modestly positive excess returns of 0.63%. Spreads on the short duration, higher quality portion of the high yield market, as measured by the Index, widened 40 bps over the period to 327 bps. By quality, while all ratings categories exhibited negative total returns, CCC-rated bonds outperformed their higher-quality peers over the period.

•	High yield gross new-issue volume slowed in January 2022, totaling just $24.2 billion, well short of market expectations for $30-40 billion. This was a sharp reversal from the five months prior when the primary market remained active, with issuers continuing to take advantage of strong demand to extend maturities and lower their interest expense. In 2021, full-year gross issuance totaled approximately $484 billion, easily eclipsing the record $450 billion that priced in 2020.

•	Meanwhile, defaults continued to decline, with the trailing 12-month par-weighted US high yield default rate ending January 2022 at 0.24%, the lowest default rate on record and down 584 bps from 12 months prior.

PGIM Fixed Income Closed-End Funds	17

PGIM Short Duration High Yield Opportunities Fund

Strategy and Performance Overview (continued)

What worked?

•	Having more beta in the Fund, on average, over the period than the Index was the largest contributor to performance during the period. (Beta is a measure of the volatility or risk of a security or portfolio compared to the market or index.)

•	Overall security selection was also a strong contributor to returns, with positioning in the technology, telecom, gaming/lodging/leisure, and automotive industries contributing the most.

•	While overall sector allocation detracted from performance, overweights (relative to the Index) to the chemicals and capital goods industries, along with an underweight to REITs (real estate investment trusts), contributed positively.

•	In individual security selection, the Fund’s overweights relative to the Index in Digicel International Finance Limited (telecom), Verscend Escrow Corp. (technology), and Ford Motor Co. (automotive) contributed to performance.

What didn’t work?

•	Overall sector allocation detracted from performance during the period, with underweights (relative to the Index) to upstream and downstream energy, along with an overweight relative to the Index to telecom, detracting the most.

•	While overall security selection contributed, positioning in chemicals, building materials & home construction, and finance & insurance detracted from results.

•	In individual security selection relative to the Index, the Fund’s overweights to Heritage Power LLC (electric utilities) and P&L Development LLC (healthcare & pharmaceuticals), along with an underweight to PBF Holding Co. (downstream energy), detracted from performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions during the period, as both the returns and income earned on the securities purchased exceeded the cost of borrowing. As of January 31, 2022, the Fund had borrowed $150 million and was about 24.1% leveraged. During the period, the average amount of leverage utilized by the Fund was about 22.7%.

Did the Fund use derivatives?

The Fund used credit derivatives to manage the overall risk profile of the Fund which had a positive impact to fund performance. In addition, the Fund traded foreign exchange derivatives which had a negative impact to fund performance.

18	Visit our website at pgim.com/investments

Current outlook

•	In PGIM Fixed Income’s view, strong fundamentals should sustain low high yield default rates for the next two years. PGIM Fixed Income’s base case is for the high yield default rate to end 2022 and 2023 at 0.9% and 1.0%, respectively. Balance sheet discipline, the relative absence of aggressively financed merger and acquisition transactions, and the continuation of credit rating upgrades support a constructive view of fundamentals. Meanwhile, expectations of a material number of rising stars over the next 12-18 months and the global search for yield should be supportive of technicals. (Technicals are indicators derived from market data to help assess conditions in a given asset class.)

•	That said, macro risks, including the potential for repeated COVID-19 waves, slowing growth, and sustained inflation, remain a concern and could lead to bouts of spread widening.

•	Weighing strong fundamentals against the various macro risks, PGIM Fixed Income believes spreads are currently trading at fair value. In terms of positioning, B-rated bonds currently appear attractive on a relative-value basis. Key overweights (relative to the Index) include cable, technology, and housing. The Fund is underweight financials, consumer, and transportation.

*The Strategy and Performance Overview section that discusses strategies or holdings including derivatives that affected the Fund’s performance is compiled by how the particular Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

Benchmark Definitions

Bloomberg US 1-5 Year High Yield Ba/B 1% Issuer Constrained Index—The Bloomberg US 1-5 Year High Yield Ba/B 1% Issuer Constrained Index (the Index) is an unmanaged index which covers the universe of non-investment-grade debt in the United States, developed markets and emerging markets. Issuers are capped at 1% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “SDHY” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XSDHX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/investments.

PGIM Fixed Income Closed-End Funds	19

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

DIP—Debtor-In-Possession

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SONIA—Sterling Overnight Index Average

T—Swap payment upon termination

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 117.9%

BANK LOANS 5.4%

Germany 0.4%

Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000%(c)	03/31/28	EUR	2,075	$2,336,987

Luxembourg 0.3%

Intelsat Jackson Holdings SA,
DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22		654	654,167
Term Loan	— (p)	01/27/29		1,430	1,421,956

					2,076,123

Saint Lucia 0.4%

Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	3.500(c)	05/27/24		2,442	2,378,497

United Kingdom 2.1%

CD&R Firefly Bidco Ltd.,
Initial Term Loan, SONIA + 8.356% (original cost $6,286,896; purchased 06/03/21)^(f)	8.459(c)	06/19/26	GBP	4,500	6,052,050
Constellation Automotive Group Ltd.,
Facility 1 Loan, SONIA + 7.500%	7.590(c)	07/27/29	GBP	3,000	4,085,134
EG America LLC,
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26		410	409,545
EG Group Ltd.,
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	2,800	3,153,524

					13,700,253

United States 2.2%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		3,610	3,887,519
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.250(c)	03/28/24		776	775,243
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		268	108,230

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

United States (cont’d.)

Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250% (original cost $2,401,563; purchased 03/08/19 - 01/13/20)(f)	8.250%(c)	06/13/25		2,450	$2,448,851
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500(c)	03/06/28		1,485	1,483,172
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27		569	569,047
Heritage Power LLC,
Term Loan B, 6 Month LIBOR + 6.000%	7.000(c)	07/30/26		2,534	1,883,463
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28		1,247	1,253,109
Stonegate Pub Co. Ltd.,
Second Lien Delayed Draw Term Loan, 3 Month GBP LIBOR + 8.500%	8.687(c)	03/06/28	GBP	1,550	2,063,749

					14,472,383

TOTAL BANK LOANS (cost $35,289,565)					34,964,243

CONVERTIBLE BONDS 0.6%

Jamaica 0.0%

Digicel Group Holdings Ltd.,
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A	7.000	02/16/22(oo)		41	35,078

Spain 0.6%

Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN, Series CLNX	0.750	11/20/31	EUR	3,400	3,467,011

TOTAL CONVERTIBLE BONDS (cost $3,867,182)					3,502,089

CORPORATE BONDS 91.2%

Argentina 0.1%

MercadoLibre, Inc.,
Gtd. Notes	3.125	01/14/31		326	294,215

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    23

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Argentina (cont’d.)

YPF SA,
Sr. Unsec’d. Notes, 144A	8.500%	03/23/25	404	$346,881
Sr. Unsec’d. Notes, 144A	8.500	07/28/25	300	227,340

				868,436

Azerbaijan 0.1%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875	03/24/26	570	651,084

Bahrain 0.1%

Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes, 144A(aa)	7.625	11/07/24	380	406,854

Belarus 0.1%

Development Bank of the Republic of Belarus JSC,
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	850	744,112

Brazil 3.0%

Banco do Brasil SA,
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,278,186
Banco Votorantim SA,
Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,165,169
Embraer Netherlands Finance BV,
Gtd. Notes, 144A(aa)	6.950	01/17/28	2,055	2,232,595
JSM Global Sarl,
Gtd. Notes	4.750	10/20/30	1,600	1,428,162
Light Servicos de Eletricidade SA/Light Energia SA,
Gtd. Notes, 144A(aa)	4.375	06/18/26	1,500	1,479,977
MARB BondCo PLC,
Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	1,222,755
NBM US Holdings, Inc.,
Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	1,043,928
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.600	01/03/31	4,980	5,145,995
Gtd. Notes(aa)	5.999	01/27/28	1,100	1,175,894
Gtd. Notes(aa)	6.900	03/19/49	1,440	1,469,302
Gtd. Notes(aa)	7.375	01/17/27	1,240	1,414,167

				19,056,130

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Burkina Faso 0.1%

IAMGOLD Corp.,
Gtd. Notes, 144A	5.750%	10/15/28	575	$540,698

Canada 3.7%

1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	1,150	1,067,608
Athabasca Oil Corp.,
Sec’d. Notes, 144A	9.750	11/01/26	2,375	2,384,045
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,250	1,212,649
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	1,075	1,092,522
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	3,925	4,062,651
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	275	278,375
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,575	2,608,474
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,236,688
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	472,770
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.375	08/15/29	700	668,889
Hudbay Minerals, Inc.,
Gtd. Notes, 144A(aa)	6.125	04/01/29	685	712,373
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
Sr. Sec’d. Notes, 144A	5.000	12/31/26	200	187,676
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	813,545
MEG Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	675	686,196
Gtd. Notes, 144A(aa)	7.125	02/01/27	1,027	1,065,461
New Gold, Inc.,
Gtd. Notes, 144A(aa)	6.375	05/15/25	496	506,917
Gtd. Notes, 144A(aa)	7.500	07/15/27	1,010	1,065,673
Parkland Corp.,
Gtd. Notes, 144A	4.500	10/01/29	625	602,010
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	250,472
Gtd. Notes, 144A(aa)	7.125	01/15/26	2,650	2,673,261

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    25

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Superior Plus LP/Superior General Partner, Inc.,
Gtd. Notes, 144A	4.500%	03/15/29	425	$425,329

				24,073,584

Chile 0.4%

Mercury Chile Holdco LLC,
Sr. Sec’d. Notes, 144A	6.500	01/24/27	1,000	985,867
VTR Comunicaciones SpA,
Sr. Sec’d. Notes	4.375	04/15/29	1,000	971,682
VTR Finance NV,
Sr. Unsec’d. Notes, 144A	6.375	07/15/28	705	718,670

				2,676,219

China 0.6%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25	1,120	465,408
China Hongqiao Group Ltd.,
Gtd. Notes	6.250	06/08/24	1,100	1,085,421
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25	650	383,290
Sr. Sec’d. Notes	6.500	01/26/26	770	453,254
Sr. Sec’d. Notes	7.250	06/14/22	365	278,377
West China Cement Ltd.,
Gtd. Notes	4.950	07/08/26	1,143	1,059,949
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25	900	198,219
Sr. Sec’d. Notes	8.500	02/26/24	400	88,592

				4,012,510

Colombia 1.0%

AI Candelaria Spain SA,
Sr. Sec’d. Notes, 144A	5.750	06/15/33	1,440	1,335,015
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	461,408
Sr. Unsec’d. Notes	5.375	06/26/26	975	1,008,841
Sr. Unsec’d. Notes	6.875	04/29/30	1,400	1,503,368

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Colombia (cont’d.)

Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500%	04/27/31		700	$680,162
SierraCol Energy Andina LLC,
Gtd. Notes, 144A(aa)	6.000	06/15/28		1,700	1,584,027

					6,572,821

Costa Rica 0.1%

Autopistas del Sol SA,
Sr. Sec’d. Notes	7.375	12/30/30		331	330,993
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	269,160

					600,153

Czech Republic 0.1%

Energo-Pro A/S,
Sr. Unsec’d. Notes, 144A	8.500	02/04/27		700	709,231

France 3.2%

Altice France SA,
Sr. Sec’d. Notes, 144A	5.125	07/15/29		700	647,718
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, EMTN	4.048	08/05/26	EUR	4,000	4,044,420
Flamingo Lux II SCA,
Sr. Unsec’d. Notes, 144A	5.000	03/31/29	EUR	1,850	1,966,926
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,850	4,401,623
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	3,400	3,633,362
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,375	1,475,426
Loxam SAS,
Sr. Sub. Notes(aa)	5.750	07/15/27	EUR	550	602,607
Sr. Sub. Notes, 144A(aa)	4.500	04/15/27	EUR	2,400	2,562,389
Midco GB SASU,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	11/01/27	EUR	1,050	1,207,333

					20,541,804

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    27

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Germany 2.1%

ADLER Group SA,
Sr. Unsec’d. Notes	1.875%	01/14/26	EUR	3,000	$2,713,132
Douglas GmbH,
Sr. Sec’d. Notes, 144A(aa)	6.000	04/08/26	EUR	1,400	1,541,646
Kirk Beauty SUN GmbH,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	10/01/26	EUR	2,931	3,128,083
Nidda BondCo GmbH,
Gtd. Notes	5.000	09/30/25	EUR	2,068	2,256,528
TK Elevator Holdco GmbH,
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	1,440	1,662,257
Sr. Unsec’d. Notes, 144A(aa)	6.625	07/15/28	EUR	810	935,019
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A(aa)	4.375	07/15/27	EUR	1,400	1,588,017

					13,824,682

Ghana 0.3%

Tullow Oil PLC,
Sr. Sec’d. Notes, 144A(aa)	10.250	05/15/26		2,115	2,136,655

Guatemala 0.1%

CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32		660	669,908

India 1.8%

ABJA Investment Co. Pte Ltd.,
Gtd. Notes(aa)	5.950	07/31/24		651	693,517
Clean Renewable Power Mauritius Pte Ltd.,
Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,325	1,305,668
Delhi International Airport Ltd.,
Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		905	851,759
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,358,841
Greenko Dutch BV,
Gtd. Notes, 144A(aa)	3.850	03/29/26		852	838,562
Greenko Investment Co.,
Sr. Sec’d. Notes	4.875	08/16/23		1,000	1,003,881
HDFC Bank Ltd.,
Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		2,135	2,066,851

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

India (cont’d.)

HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes(aa)	5.250%	04/28/27		2,000	$2,015,316
India Cleantech Energy,
Sec’d. Notes	4.700	08/10/26		850	842,181
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		770	795,258

					11,771,834

Israel 0.5%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		1,465	1,426,457
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	485,780
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,189,932

					3,102,169

Italy 0.3%

Shiba Bidco SpA,
Sr. Sec’d. Notes, 144A	4.500	10/31/28	EUR	1,775	1,975,098

Jamaica 1.5%

Digicel Group Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		243	226,415
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		174	170,425
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		808	826,292
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,100	3,179,458
Sr. Sec’d. Notes, 144A	8.750	05/25/24		436	446,767
Digicel Ltd.,
Gtd. Notes, 144A	6.750	03/01/23		5,020	4,889,623

					9,738,980

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    29

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Japan 0.2%

SoftBank Group Corp.,
Sr. Unsec’d. Notes(aa)	3.875%	07/06/32		EUR	1,400	$1,363,541

Kuwait 0.2%

Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26			925	866,368
Gtd. Notes, EMTN	4.500	02/23/27			200	187,250

						1,053,618

Luxembourg 3.2%

Altice France Holding SA,
Gtd. Notes	4.000	02/15/28		EUR	3,600	3,677,102
Sr. Sec’d. Notes	8.000	05/15/27		EUR	4,966	5,844,709
ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or
PIK 5.750%	5.000	06/30/27		EUR	3,965	4,502,738
Galapagos SA,
Sr. Sec’d. Notes	0.000(cc)	06/15/21	(d)	EUR	315	442
Intelsat Jackson Holdings SA,
Gtd. Notes	5.500	08/01/23	(d)		2,085	912,603
Gtd. Notes, 144A	9.750	07/15/25	(d)		3,355	1,484,936
Monitchem HoldCo 2 SA,
Gtd. Notes	9.500	09/15/26		EUR	545	650,106
Gtd. Notes, 144A	9.500	09/15/26		EUR	3,000	3,578,564

						20,651,200

Macau 0.4%

MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27			525	504,070
Sr. Unsec’d. Notes, 144A	5.250	06/18/25			325	322,384
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29			1,000	897,304
Sr. Unsec’d. Notes, 144A	5.500	01/15/26			1,000	941,881

						2,665,639

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Malaysia 0.3%

Gohl Capital Ltd.,
Gtd. Notes	4.250%	01/24/27			1,889	$1,879,905

Mexico 4.9%

Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29	(oo)		600	614,145
Jr. Sub. Notes, 144A	6.625(ff)	01/24/32	(oo)		1,485	1,433,032
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29			1,250	1,279,316
Cemex SAB de CV,
Gtd. Notes(aa)	5.450	11/19/29			930	964,420
Electricidad Firme de Mexico Holdings SA de CV,
Sr. Sec’d. Notes, 144A	4.900	11/20/26			1,000	978,691
FEL Energy VI Sarl,
Sr. Sec’d. Notes, 144A	5.750	12/01/40			1,915	1,874,168
Mexico City Airport Trust,
Sr. Sec’d. Notes(aa)	3.875	04/30/28			2,230	2,255,318
Sr. Sec’d. Notes	5.500	07/31/47			670	623,477
Nemak SAB de CV,
Sr. Unsec’d. Notes, 144A	3.625	06/28/31			1,230	1,137,131
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28			2,500	2,448,886
Gtd. Notes(aa)	6.490	01/23/27			3,758	3,929,127
Gtd. Notes	6.500	03/13/27			2,720	2,840,787
Gtd. Notes(aa)	6.500	06/02/41			2,100	1,822,374
Gtd. Notes, EMTN(aa)	2.750	04/21/27		EUR	1,915	1,997,331
Gtd. Notes, MTN	6.750	09/21/47			1,825	1,565,189
Gtd. Notes, MTN	6.875	08/04/26			3,200	3,429,968
Total Play Telecomunicaciones SA de CV,
Gtd. Notes, 144A	6.375	09/20/28			910	851,776
Sr. Unsec’d. Notes, 144A(aa)	7.500	11/12/25			1,355	1,359,992

						31,405,128

Morocco 0.1%

OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44			280	312,278
Sr. Unsec’d. Notes, 144A	3.750	06/23/31			200	192,174

						504,452

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    31

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Netherlands 2.8%

OCI NV,
Sr. Sec’d. Notes(aa)	3.625%	10/15/25	EUR	810	$933,638
Promontoria Holding 264 BV,
Sr. Sec’d. Notes(aa)	6.750	08/15/23	EUR	1,900	2,163,905
Titan Holdings II BV,
Sr. Unsec’d. Notes, 144A(aa)	5.125	07/15/29	EUR	2,275	2,451,020
United Group BV,
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	907,186
Sr. Sec’d. Notes, 144A(aa)	3.625	02/15/28	EUR	2,900	3,034,790
VEON Holdings BV,
Sr. Unsec’d. Notes, 144A(aa)	3.375	11/25/27		1,220	1,113,380
VZ Secured Financing BV,
Sr. Sec’d. Notes, 144A	3.500	01/15/32	EUR	1,750	1,858,794
WP/AP Telecom Holdings III BV,
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	2,450	2,694,926
WP/AP Telecom Holdings IV BV,
Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,375	2,595,282

					17,752,921

Nigeria 0.1%

IHS Holding Ltd.,
Gtd. Notes, 144A	6.250	11/29/28		645	651,014

Oman 0.1%

Oztel Holdings SPC Ltd.,
Sr. Sec’d. Notes	6.625	04/24/28		500	537,960

Panama 0.1%

AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A	4.375	05/31/30		385	384,843

Peru 0.4%

Inkia Energy Ltd.,
Sr. Unsec’d. Notes	5.875	11/09/27		1,000	1,007,275

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Peru (cont’d.)

InRetail Consumer,
Sr. Sec’d. Notes	3.250%	03/22/28			800	$775,603
Kallpa Generacion SA,
Gtd. Notes(aa)	4.125	08/16/27			1,000	1,020,985

						2,803,863

Russia 0.8%

Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes(aa)	5.950(ff)	04/15/30			1,500	1,440,000
Sub. Notes, 144A(aa)	5.950(ff)	04/15/30			985	945,600
Hacienda Investments Ltd. Via DME Airport DAC,
Gtd. Notes, 144A(aa)	5.350	02/08/28			1,686	1,616,071
Sovcombank Via SovCom Capital DAC,
Jr. Sub. Notes, 144A	7.600(ff)	02/17/27	(oo)		1,500	1,290,299

						5,291,970

Saudi Arabia 0.3%

Arabian Centres Sukuk Ltd.,
Gtd. Notes, 144A	5.375	11/26/24			1,635	1,601,365

South Africa 1.4%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28			2,080	2,185,844
Sr. Unsec’d. Notes(aa)	7.125	02/11/25			1,270	1,286,881
Sr. Unsec’d. Notes, EMTN(aa)	6.750	08/06/23			1,580	1,604,337
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28			1,240	1,285,551
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26			790	781,649
Gtd. Notes(aa)	5.875	03/27/24			1,930	1,990,012

						9,134,274

Spain 1.4%

Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27	(d)	EUR	609	664,412
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and
PIK 3.000%	11.000	09/30/26	(d)	EUR	2,455	2,901,738

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    33

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Spain (cont’d.)

Codere Finance 2 Luxembourg SA, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625%	11/30/27(d)		202	$192,428
Codere New Holdco SA,
Sr. Sec’d. Notes, 144A, 7.500% PIK^	7.500	11/30/27	EUR	984	1,104,989
Kaixo Bondco Telecom SA,
Sr. Unsec’d. Notes, 144A(aa)	5.125	09/30/29	EUR	3,650	3,998,553

					8,862,120

Thailand 0.5%

Bangkok Bank PCL,
Jr. Sub. Notes, 144A, MTN(aa)	5.000(ff)	09/23/25(oo)		3,016	3,075,018

Turkey 0.9%

Aydem Yenilenebilir Enerji A/S,
Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,140	964,204
Eldorado Gold Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,900	1,901,930
KOC Holding A/S,
Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		2,000	2,057,520
Turkiye Sinai Kalkinma Bankasi A/S,
Sr. Unsec’d. Notes, 144A(aa)	6.000	01/23/25		700	679,791

					5,603,445

Ukraine 0.2%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/24	EUR	1,035	895,333
Sr. Unsec’d. Notes	7.625	11/08/26		830	626,691

					1,522,024

United Kingdom 8.4%

Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A(aa)	3.250	02/16/26	GBP	1,700	2,115,783
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	3,300	4,020,472

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Bracken MidCo1 PLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 6.750% or PIK 7.500%	6.750%	11/01/27	GBP	3,975	$5,305,965
Co-operative Group Holdings 2011 Ltd.,
Gtd. Notes	7.500	07/08/26	GBP	1,605	2,438,588
Deuce Finco PLC,
Sr. Sec’d. Notes, 144A(aa)	5.500	06/15/27	GBP	2,300	3,049,993
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	4.375	02/07/25	EUR	3,900	4,300,519
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		1,750	1,775,987
Hurricane Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	8.000	10/15/25	GBP	2,200	3,080,929
INEOS Quattro Finance 1 PLC,
Sr. Unsec’d. Notes, 144A(aa)	3.750	07/15/26	EUR	2,600	2,824,226
Jerrold Finco PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/26	GBP	2,250	3,024,222
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/27	GBP	1,325	1,781,385
Motion Bondco DAC,
Gtd. Notes, 144A(aa)	6.625	11/15/27		700	705,687
Sherwood Financing PLC,
Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	4,150	5,459,806
Very Group Funding PLC (The),
Sr. Sec’d. Notes, 144A(aa)	6.500	08/01/26	GBP	4,275	5,708,552
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes(aa)	5.000	04/15/27	GBP	2,250	3,072,077
William Hill Ltd.,
Gtd. Notes, MTN(aa)	4.750	05/01/26	GBP	1,700	2,354,920
Zenith Finco PLC,
Sr. Sec’d. Notes, 144A	6.500	06/30/27	GBP	2,250	2,969,409

					53,988,520

United States 44.7%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29		400	382,336
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		625	597,835
Gtd. Notes, 144A	5.125	03/01/30		375	367,150
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	680,700

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    35

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A(aa)	8.250%	02/15/26			1,175	$1,239,989
Alliance Data Systems Corp.,
Gtd. Notes, 144A(aa)	4.750	12/15/24			1,300	1,316,383
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26			1,740	1,787,717
Sr. Unsec’d. Notes, 144A	6.000	06/01/29			650	617,500
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27			3,150	3,337,947
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(aa)	3.625	06/01/28		EUR	3,225	3,407,168
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.875	06/01/29			850	895,168
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26			600	613,547
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^(aa)	7.875	12/15/24	(d)		6,450	43,860
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26			662	618,527
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29			1,850	1,895,981
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	5.000	10/01/29			1,575	1,457,281
Gtd. Notes(aa)	6.250	03/15/26			2,250	2,291,878
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	05/20/27			2,225	2,356,499
Sr. Unsec’d. Notes	5.875	08/20/26			1,150	1,215,937
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30			675	682,628
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29			225	226,920
Gtd. Notes, 144A(aa)	5.750	01/15/28			2,750	2,789,827
Antero Resources Corp.,
Gtd. Notes, 144A(aa)	5.375	03/01/30			1,000	1,032,397
Gtd. Notes, 144A(aa)	7.625	02/01/29			1,189	1,295,113

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Antero Resources Corp., (cont’d.)
Gtd. Notes, 144A	8.375%	07/15/26		162	$180,758
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.250	08/15/27		1,275	1,244,452
Artera Services LLC,
Sr. Sec’d. Notes, 144A	9.033	12/04/25		225	230,179
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		393	521,812
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		600	591,806
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28		500	491,280
Sr. Unsec’d. Notes, 144A	7.500	09/30/29		275	266,566
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		1,050	983,881
Sr. Sec’d. Notes, 144A	4.875	07/15/28		150	143,598
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		1,270	1,286,536
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	5,050	5,861,318
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28		1,200	1,011,347
Gtd. Notes, 144A	5.000	02/15/29		125	100,639
Gtd. Notes, 144A(aa)	5.250	01/30/30		2,225	1,793,327
Gtd. Notes, 144A(aa)	5.250	02/15/31		1,600	1,276,314
Gtd. Notes, 144A	6.125	04/15/25		785	800,678
Gtd. Notes, 144A(aa)	6.250	02/15/29		3,540	3,000,272
Gtd. Notes, 144A(aa)	7.000	01/15/28		875	784,247
Sr. Sec’d. Notes, 144A	6.125	02/01/27		475	476,449
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	7.250	10/15/29		1,725	1,847,129
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50		2,850	3,583,645
Sr. Unsec’d. Notes	5.930	05/01/60		275	347,915
Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31		75	73,847
C&S Group Enterprises LLC,
Gtd. Notes, 144A(aa)	5.000	12/15/28		1,000	920,199

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    37

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.625%	10/15/29	775	$742,773
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	900	852,058
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/31	1,375	1,302,790
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	7,175	6,998,395
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	337,188
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	4.500	05/01/32	1,300	1,252,900
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	2,550	2,435,635
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	750	713,369
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	4,150	4,120,386
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	609	627,734
Cheniere Energy, Inc.,
Sr. Sec’d. Notes(aa)	4.625	10/15/28	2,550	2,588,417
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	450	464,495
Gtd. Notes, 144A	5.875	02/01/29	475	495,534
Gtd. Notes, 144A	6.750	04/15/29	675	721,810
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	625	622,163
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24	275	275,276
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,334,758
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	250	244,890
CNX Resources Corp.,
Gtd. Notes, 144A(aa)	7.250	03/14/27	1,875	1,968,053
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	700	696,181
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	1,031,933
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A(aa)	5.625	11/15/26	1,195	895,083
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(aa)	6.125	01/15/29	1,100	1,136,975
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A	6.750	08/15/24	2,745	2,399,670

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000%	05/01/29		275	$277,615
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30		900	822,634
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		3,300	2,937,879
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30		450	437,582
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31		925	849,656
Gtd. Notes, 144A(aa)	4.625	06/01/30		2,700	2,627,542
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27		4,125	1,086,379
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26		2,150	994,241
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		975	850,772
Gtd. Notes(aa)	7.375	07/01/28		515	498,250
Gtd. Notes(aa)	7.750	07/01/26		2,910	2,998,254
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		750	677,582
Gtd. Notes(aa)	9.750	06/15/25		2,100	2,231,870
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27		475	481,721
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30		450	450,598
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A	6.125	04/01/29		425	403,849
Energy Transfer LP,
Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30	(oo)	1,275	1,301,158
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27		480	504,902
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		1,400	1,359,854
Sr. Sec’d. Notes, 144A	4.625	01/15/29		650	633,145
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A(aa)	7.875	11/15/25		1,350	1,392,802
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32		875	834,215
Sr. Unsec’d. Notes(aa)	4.750	01/15/43		4,913	5,023,888

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    39

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes(aa)	5.291%	12/08/46	6,275	$6,884,948
Sr. Unsec’d. Notes	7.400	11/01/46	1,000	1,282,585
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	525	517,843
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	811,323
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A	5.500	05/01/28	300	291,113
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	550	530,507
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26	850	814,082
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	232,600
Gtd. Notes, 144A	3.875	10/01/31	550	510,878
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	450	464,356
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	2,150	2,231,628
Griffon Corp.,
Gtd. Notes(aa)	5.750	03/01/28	1,775	1,776,270
H&E Equipment Services, Inc.,
Gtd. Notes, 144A(aa)	3.875	12/15/28	2,150	2,028,717
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A	5.750	01/20/26	250	255,581
Hecla Mining Co.,
Gtd. Notes(aa)	7.250	02/15/28	480	512,656
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	325	315,494
Gtd. Notes, 144A	5.000	12/01/29	650	627,165
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	331,834
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	331,776
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	933,640
Home Point Capital, Inc.,
Gtd. Notes, 144A	5.000	02/01/26	800	695,479
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,150	1,106,177

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Howard Hughes Corp. (The), (cont’d.)
Gtd. Notes, 144A(aa)	4.375%	02/01/31	800	$763,376
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,875	1,788,320
Ingevity Corp.,
Gtd. Notes, 144A	3.875	11/01/28	325	307,347
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	1,500	1,633,165
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	600	605,684
JBS USA Food Co.,
Gtd. Notes, 144A	5.750	01/15/28	755	787,095
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(aa)	6.500	04/15/29	2,637	2,865,421
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	325	314,865
Kraft Heinz Foods Co.,
Gtd. Notes	5.500	06/01/50	2,900	3,588,796
Gtd. Notes	6.500	02/09/40	725	965,079
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	494,780
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	500	477,672
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	300	285,988
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	525	507,197
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	925	824,435
Likewize Corp.,
Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	790	845,679
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	50	50,581
M/I Homes, Inc.,
Gtd. Notes(aa)	4.950	02/01/28	1,075	1,086,678
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	450	424,766
Gtd. Notes, 144A(aa)	5.375	02/01/28	455	467,381
Maxar Space Robotics LLC,
Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	751	806,363

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    41

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	10.125%	08/01/24		1,779	$1,830,300
MEDNAX, Inc.,
Gtd. Notes, 144A	6.250	01/15/27		796	831,937
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29		1,500	1,431,349
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28		1,575	1,560,078
Gtd. Notes(aa)	6.750	05/01/25		1,475	1,529,130
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29		1,125	1,099,341
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30		325	322,058
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,200	1,156,145
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		1,575	1,531,688
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28		950	912,079
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	2.500	03/24/26	GBP	2,750	3,634,442
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	550,524
Gtd. Notes, 144A	7.500	01/15/28		1,075	1,012,142
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750	02/01/25		1,725	1,595,959
Gtd. Notes, 144A	7.375	05/15/27		925	946,317
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30		1,525	1,431,828
Gtd. Notes, 144A(aa)	5.500	08/15/28		615	602,696
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26		772	876,165
Sr. Sec’d. Notes, 144A	12.250	05/15/24		81	94,301
NCR Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28		650	647,439
Gtd. Notes, 144A	5.250	10/01/30		300	296,073
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29		525	519,843
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		1,240	1,285,139

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.875%	02/15/32		675	$634,548
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(aa)	6.125	01/01/31		1,550	1,790,119
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	3.875	10/01/28	EUR	375	408,901
Sr. Unsec’d. Notes, 144A	5.375	10/01/29	EUR	1,550	1,637,950
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		475	443,548
Gtd. Notes(aa)	6.875	03/15/25		1,567	1,700,506
Gtd. Notes(aa)	7.125	03/15/26		1,725	1,897,244
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		475	474,833
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(aa)	6.625	05/13/27		1,225	1,285,656
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25		775	759,118
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(aa)	5.875	10/01/28		950	971,468
Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25		1,955	2,047,220
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29		1,350	1,232,028
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29		150	143,464
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/15/27		1,550	1,662,278
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		375	352,475
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		300	307,451
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25		650	644,495
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28		590	590,027
Sr. Sec’d. Notes(aa)	5.250	07/01/30		2,475	2,459,362
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(aa)	5.875	09/30/27		4,300	4,490,057

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    43

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A(aa)	9.500%	10/01/28	1,000	$991,774
Post Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	12/15/29	404	414,951
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	525	493,571
Gtd. Notes, 144A	5.875	09/01/31	1,250	1,177,760
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	1,425	1,487,794
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	964,749
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	950	915,868
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A(aa)	7.250	04/01/25	1,970	2,004,112
Range Resources Corp.,
Gtd. Notes(aa)	5.000	03/15/23	1,032	1,042,411
Gtd. Notes, 144A	4.750	02/15/30	325	325,336
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	400	386,957
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	625	618,953
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	900	952,160
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	425	412,176
Gtd. Notes, 144A	4.000	04/01/31	1,450	1,380,850
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	750	749,308
Gtd. Notes(aa)	5.375	03/15/30	1,275	1,307,510
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,700	1,744,518
SRS Distribution, Inc.,
Gtd. Notes, 144A	6.000	12/01/29	700	682,403
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	1,050	955,771
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,050	1,005,343

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A(aa)	6.500%	03/15/27		1,375	$1,419,546
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		700	686,029
Gtd. Notes, 144A	4.500	04/30/30		850	838,669
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		1,475	1,372,172
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28		3,238	3,094,495
Gtd. Notes, 144A	6.000	12/31/30		150	143,950
Gtd. Notes, 144A	7.500	10/01/25		225	236,649
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	6.625	07/15/27		2,475	2,579,733
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30		1,675	1,739,308
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25		425	440,089
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		175	175,816
Sr. Sec’d. Notes, 144A(aa)	4.250	06/01/29		1,925	1,857,871
Sr. Sec’d. Notes, 144A	4.375	01/15/30		1,275	1,230,236
Sr. Unsec’d. Notes(aa)	6.875	11/15/31		525	571,163
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	04/15/29		1,600	1,485,185
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A	8.875	12/15/27		2,295	2,422,403
TI Automotive Finance PLC,
Sr. Unsec’d. Notes, 144A(aa)	3.750	04/15/29	EUR	1,625	1,794,372
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		500	485,710
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 1,430,750; purchased 07/19/19 - 08/20/20)(aa)(f)	10.500	08/01/24		1,475	980,898
Sr. Sec’d. Notes, 144A (original cost $ 356,346; purchased 02/01/21)(f)	10.875	08/01/24		363	384,904
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29		950	902,181

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    45

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Transocean, Inc.,
Gtd. Notes, 144A	8.000%	02/01/27	350	$264,068
Tri Pointe Homes, Inc.,
Gtd. Notes(aa)	5.700	06/15/28	745	791,479
U.S. Foods, Inc.,
Gtd. Notes, 144A	4.750	02/15/29	525	516,462
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	500	496,470
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	248	246,476
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	675	651,749
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25	3,565	3,712,400
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	05/01/29	475	470,792
Sr. Sec’d. Notes, 144A	6.625	06/01/27	1,675	1,768,863
Valvoline, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/30	550	531,026
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.750	02/01/29	3,050	2,825,064
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(aa)	5.750	07/15/25	867	821,318
Sr. Sec’d. Notes, 144A(aa)	9.500	07/01/25	750	814,747
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	645	644,765
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	505	502,162
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	400	365,108
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	245,112
Vista Outdoor, Inc.,
Gtd. Notes, 144A(aa)	4.500	03/15/29	825	800,341
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	750	748,811
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,375	1,427,658
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,325,354
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,349,229

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(aa)	5.625%	02/15/27	2,000	$2,039,845
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	525	539,148
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	610	592,631
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	286,337
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	500	472,953

				288,016,399

Vietnam 0.2%
Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes, 144A(aa)	5.125	05/07/29	1,530	1,409,461

Zambia 0.4%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A	6.875	10/15/27	300	318,659
Gtd. Notes, 144A(aa)	7.500	04/01/25	2,245	2,295,519

				2,614,178

TOTAL CORPORATE BONDS (cost $608,351,151)				587,445,820

SOVEREIGN BONDS 17.1%

Angola 1.4%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	2,920	2,941,950
Sr. Unsec’d. Notes	9.375	05/08/48	290	282,573
Sr. Unsec’d. Notes	9.500	11/12/25	4,270	4,673,049
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	450	446,463
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49	350	333,933

				8,677,968

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    47

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Argentina 1.7%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500%(cc)	07/09/30		15,126	$5,124,609
Sr. Unsec’d. Notes	1.000	07/09/29		1,237	438,985
Sr. Unsec’d. Notes	1.125(cc)	07/09/35		1,864	575,267
Sr. Unsec’d. Notes	2.000(cc)	01/09/38		7,699	2,915,509
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	3.900(cc)	09/01/37		4,304	1,844,097

					10,898,467

Bahrain 0.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29		1,240	1,302,782
Sr. Unsec’d. Notes	7.000	10/12/28		430	457,628
Sr. Unsec’d. Notes	7.500	09/20/47		421	408,740

					2,169,150

Belarus 0.1%
Republic of Belarus International Bond,
Sr. Unsec’d. Notes	7.625	06/29/27		730	627,824

Brazil 0.5%
Brazilian Government International Bond,
Sr. Unsec’d. Notes	4.500	05/30/29		1,930	1,923,506
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,466,964

					3,390,470

Cameroon 0.2%
Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	5.950	07/07/32	EUR	290	299,532
Sr. Unsec’d. Notes	9.500	11/19/25		1,080	1,145,144

					1,444,676

Colombia 1.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	04/25/27		1,290	1,266,667
Sr. Unsec’d. Notes(aa)	4.500	03/15/29		1,550	1,523,962

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(aa)	6.125%	01/18/41		2,645	$2,593,306
Sr. Unsec’d. Notes	7.375	09/18/37		780	865,613

					6,249,548

Costa Rica 0.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.125	02/19/31		1,580	1,554,731
Sr. Unsec’d. Notes	7.158	03/12/45		630	592,619

					2,147,350

Dominican Republic 1.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		1,225	1,310,793
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,934,649
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,602,838
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	776,462

					6,624,742

Ecuador 0.4%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		901	554,475
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35		1,829	1,285,970
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30		786	684,909
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	242,899

					2,768,253

Egypt 0.5%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	1,819,575
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	435	465,083
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	860	839,193

					3,123,851

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    49

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

El Salvador 0.3%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750%	01/24/23	1,438	$1,138,023
Sr. Unsec’d. Notes	8.250	04/10/32	1,000	585,056

				1,723,079

Gabon 0.4%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31	340	329,138
Sr. Unsec’d. Notes	6.950	06/16/25	930	968,458
Sr. Unsec’d. Notes, 144A	6.625	02/06/31	650	629,235
Sr. Unsec’d. Notes, 144A	7.000	11/24/31	540	527,890

				2,454,721

Ghana 0.2%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	03/26/27	930	770,943
Sr. Unsec’d. Notes	8.125	01/18/26	670	600,619

				1,371,562

Guatemala 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27	1,140	1,175,153
Sr. Unsec’d. Notes	4.900	06/01/30	450	470,448
Sr. Unsec’d. Notes	6.125	06/01/50	300	327,750

				1,973,351

Honduras 0.4%
Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27	1,220	1,218,164
Sr. Unsec’d. Notes	7.500	03/15/24	1,370	1,388,185

				2,606,349

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Iraq 0.6%

Iraq International Bond,
Sr. Unsec’d. Notes	5.800%	01/15/28		889	$851,066
Sr. Unsec’d. Notes	6.752	03/09/23		2,975	2,997,580

					3,848,646

Ivory Coast 1.0%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	284,409
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,070	1,202,901
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	895	1,014,286
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	1,115	1,195,434
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	2,405	2,723,409

					6,420,439

Lebanon 0.1%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	215,239
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	273,992

					489,231

Mongolia 0.1%

Mongolia Government International Bond,
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		270	295,289

Morocco 0.2%

Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	330	333,115
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	1,150	1,223,021

					1,556,136

Mozambique 0.3%

Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31		2,295	1,945,013

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    51

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Nigeria 0.9%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143%	02/23/30		670	$652,951
Sr. Unsec’d. Notes	7.625	11/21/25		885	952,925
Sr. Unsec’d. Notes	7.875	02/16/32		2,340	2,271,820
Sr. Unsec’d. Notes	8.747	01/21/31		1,550	1,591,383
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		450	450,686

					5,919,765

Oman 0.6%

Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		830	849,183
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	1,065,312
Sr. Unsec’d. Notes	6.750	01/17/48		720	705,027
Sr. Unsec’d. Notes	7.375	10/28/32		1,150	1,308,263

					3,927,785

Pakistan 0.8%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	04/15/24		1,840	1,924,210
Sr. Unsec’d. Notes	8.250	09/30/25		290	305,527
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		530	554,256
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		610	642,660
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		660	618,218

Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.625	12/05/22		870	881,430

					4,926,301

Paraguay 0.2%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100	08/11/44		950	1,112,420

Senegal 0.2%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	510	571,625

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Senegal (cont’d.)

Senegal Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.375%	06/08/37	EUR	275	$285,141
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	591,019

					1,447,785

South Africa 0.2%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.850	09/30/29		630	637,340
Sr. Unsec’d. Notes	5.750	09/30/49		600	549,919

					1,187,259

Turkey 1.6%

Turkey Government International Bond,
Sr. Unsec’d. Notes(aa)	4.250	04/14/26		1,750	1,585,259
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,740,318
Sr. Unsec’d. Notes(aa)	5.600	11/14/24		1,390	1,369,430
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		1,820	1,725,252
Sr. Unsec’d. Notes(aa)	6.375	10/14/25		1,815	1,795,752
Sr. Unsec’d. Notes(aa)	6.875	03/17/36		669	605,333
Sr. Unsec’d. Notes(aa)	7.625	04/26/29		660	656,543

					10,477,887

Ukraine 1.3%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	305	263,319
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	1,230	1,184,943
Sr. Unsec’d. Notes	7.750	09/01/22		320	307,720
Sr. Unsec’d. Notes	7.750	09/01/24		590	526,431
Sr. Unsec’d. Notes	7.750	09/01/25		1,005	884,143
Sr. Unsec’d. Notes	7.750	09/01/26		910	796,424
Sr. Unsec’d. Notes	7.750	09/01/27		1,180	1,037,076
Sr. Unsec’d. Notes	8.994	02/01/24		400	368,454
Sr. Unsec’d. Notes	9.750	11/01/28		3,075	2,907,425

					8,275,935

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    53

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Zambia 0.0%

Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500%	04/14/24(d)		340	$254,974

TOTAL SOVEREIGN BONDS (cost $126,873,289)					110,336,226

				Shares

COMMON STOCKS 3.6%

Spain 0.0%

Codere New Topco SA^ (cost $0)			EUR	36,655	—

United States 3.6%

CEC Entertainment, Inc.*				34,226	607,512
Chesapeake Energy Corp.				175,825	11,985,990
Chesapeake Energy Corp. Backstop Commitment				1,314	89,575
Civitas Resources, Inc.				69,594	3,792,873
Ferrellgas Partners LP (Class B Stock)				18,479	4,712,145
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,545,243; purchased 02/28/19)*^(f)				14,397	2,015,580

					23,203,675

TOTAL COMMON STOCKS (cost $7,301,969)					23,203,675

				Units

WARRANTS* 0.0%

Canada 0.0%

Athabasca Oil Corp. (Canada), expiring 11/01/26 (cost $0)				2,375	108,533

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Units	Value

WARRANTS (Continued)*

United States 0.0%

TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	1,033,339	$4,857

TOTAL WARRANTS (cost $0)		113,390

TOTAL LONG-TERM INVESTMENTS (cost $781,683,156)		759,565,443

	Shares

SHORT-TERM INVESTMENT 1.5%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $9,540,870)	9,540,870	9,540,870

TOTAL INVESTMENTS 119.4% (cost $791,224,026)		769,106,313
Liabilities in excess of other assets(z) (19.4)%		(124,998,084)

NET ASSETS 100.0%		$644,108,229

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,221,336 and 1.4% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $328,630,951 segregated as collateral for amount of $149,000,000 borrowed and outstanding as of January 31, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $12,020,798. The aggregate value of $11,887,140 is 1.8% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    55

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at January 31, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 4.750%, 5.750%(c), Maturity Date 07/13/22 (cost $129,917)	131	$130,833	$916	$—

Forward foreign currency exchange contracts outstanding at January 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/22	Morgan Stanley & Co. International PLC	GBP	43,614	$58,711,680	$58,655,398	$—	$(56,282)
Euro,

Expiring 02/02/22	JPMorgan Chase Bank, N.A.	EUR	121,179	136,694,079	136,144,116	—	(549,963)
Expiring 02/02/22	Morgan Stanley & Co. International PLC	EUR	2,100	2,379,410	2,359,339	—	(20,071)
Expiring 03/02/22	HSBC Bank PLC	EUR	2,368	2,656,285	2,662,141	5,856	—

				$200,441,454	$199,820,994	5,856	(626,316)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/22	Citibank, N.A.	GBP	43,614	$59,107,536	$58,655,398	$452,138	$—
Expiring 03/02/22	Barclays Bank PLC	GBP	2,071	2,798,522	2,784,500	14,022	—
Expiring 03/02/22	Morgan Stanley & Co. International PLC	GBP	43,614	58,701,392	58,645,405	55,987	—
Euro,

Expiring 02/02/22	JPMorgan Chase Bank, N.A.	EUR	122,718	139,036,635	137,872,848	1,163,787	—

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/02/22	Morgan Stanley & Co. International PLC	EUR	561	$637,743	$630,606	$7,137	$—
Expiring 03/02/22	JPMorgan Chase Bank, N.A.	EUR	121,179	136,771,392	136,214,816	556,576	—

				$397,053,220	$394,803,573	2,249,647	—

						$2,255,503	$(626,316)

Credit default swap agreement outstanding at January 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	550	1.441%	$10,854	$7,604	$3,250	Credit Suisse International

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    57

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$7,604	$—	$3,250	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Bank Loans
Germany	$—	$2,336,987	$—
Luxembourg	—	2,076,123	—
Saint Lucia	—	2,378,497	—
United Kingdom	—	7,648,203	6,052,050
United States	—	14,472,383	—
Convertible Bonds
Jamaica	—	35,078	—
Spain	—	3,467,011	—
Corporate Bonds
Argentina	—	868,436	—
Azerbaijan	—	651,084	—
Bahrain	—	406,854	—
Belarus	—	744,112	—
Brazil	—	19,056,130	—

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Burkina Faso	$—	$540,698	$—
Canada	—	24,073,584	—
Chile	—	2,676,219	—
China	—	4,012,510	—
Colombia	—	6,572,821	—
Costa Rica	—	600,153	—
Czech Republic	—	709,231	—
France	—	20,541,804	—
Germany	—	13,824,682	—
Ghana	—	2,136,655	—
Guatemala	—	669,908	—
India	—	11,771,834	—
Israel	—	3,102,169	—
Italy	—	1,975,098	—
Jamaica	—	9,738,980	—
Japan	—	1,363,541	—
Kuwait	—	1,053,618	—
Luxembourg	—	20,651,200	—
Macau	—	2,665,639	—
Malaysia	—	1,879,905	—
Mexico	—	31,405,128	—
Morocco	—	504,452	—
Netherlands	—	17,752,921	—
Nigeria	—	651,014	—
Oman	—	537,960	—
Panama	—	384,843	—
Peru	—	2,803,863	—
Russia	—	5,291,970	—
Saudi Arabia	—	1,601,365	—
South Africa	—	9,134,274	—
Spain	—	7,757,131	1,104,989
Thailand	—	3,075,018	—
Turkey	—	5,603,445	—
Ukraine	—	1,522,024	—
United Kingdom	—	53,988,520	—
United States	—	287,972,539	43,860
Vietnam	—	1,409,461	—
Zambia	—	2,614,178	—
Sovereign Bonds
Angola	—	8,677,968	—
Argentina	—	10,898,467	—
Bahrain	—	2,169,150	—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    59

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Belarus	$—	$627,824	$—
Brazil	—	3,390,470	—
Cameroon	—	1,444,676	—
Colombia	—	6,249,548	—
Costa Rica	—	2,147,350	—
Dominican Republic	—	6,624,742	—
Ecuador	—	2,768,253	—
Egypt	—	3,123,851	—
El Salvador	—	1,723,079	—
Gabon	—	2,454,721	—
Ghana	—	1,371,562	—
Guatemala	—	1,973,351	—
Honduras	—	2,606,349	—
Iraq	—	3,848,646	—
Ivory Coast	—	6,420,439	—
Lebanon	—	489,231	—
Mongolia	—	295,289	—
Morocco	—	1,556,136	—
Mozambique	—	1,945,013	—
Nigeria	—	5,919,765	—
Oman	—	3,927,785	—
Pakistan	—	4,926,301	—
Paraguay	—	1,112,420	—
Senegal	—	1,447,785	—
South Africa	—	1,187,259	—
Turkey	—	10,477,887	—
Ukraine	—	8,275,935	—
Zambia	—	254,974	—
Common Stocks
United States	15,778,863	5,409,232	2,015,580
Warrants
Canada	—	108,533	—
United States	—	—	4,857
Short-Term Investment
Unaffiliated Fund	9,540,870	—	—

Total	$25,319,733	$734,565,244	$9,221,336

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$916	$—

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$2,255,503	$—
OTC Credit Default Swap Agreement	—	10,854	—

Total	$—	$2,267,273	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(626,316)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Warrants
Balance as of 07/31/21	$2,337,300	$—	$2,086,387	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(153,511)	(347,439)	—	4,857
Purchases/Exchanges/Issuances	—	1,307,344	—	—
Sales/Paydowns	—	—	—	—
Accrued discount/premium	5,292	180,882	—	—
Transfers into Level 3*	6,200,269	8,062	—	—
Transfers out of Level 3*	(2,337,300)	—	(70,807)	—

Balance as of 01/31/22	$6,052,050	$1,148,849	$2,015,580	$4,857

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(153,511)	$(347,439)	$—	$4,857

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

	Fair Value as of	Valuation	Valuation
Level 3 Securities**	January 31, 2022	Approach	Methodology	Unobservable Inputs

Corporate Bonds	$43,860	Market	Transaction Based	Unadjusted Last Traded Price

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of January 31, 2022, the aggregate value of these securities and/or derivatives was $9,177,476. The

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    61

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Sovereign Bonds	17.1%
Oil & Gas	11.8
Retail	7.5
Telecommunications	7.4
Electric	6.5
Foods	4.7
Media	4.7
Diversified Financial Services	4.5
Chemicals	3.8
Commercial Services	3.5
Entertainment	3.2
Aerospace & Defense	2.7
Pharmaceuticals	2.6
Oil, Gas & Consumable Fuels	2.5
Auto Manufacturers	2.5
Banks	2.3
Engineering & Construction	2.3
Real Estate Investment Trusts (REITs)	2.2
Pipelines	2.1
Real Estate	2.0
Home Builders	2.0
Building Materials	2.0
Packaging & Containers	1.7
Computers	1.6
Healthcare-Services	1.5
Unaffiliated Fund	1.5
Auto Parts & Equipment	1.5
Mining	1.5
Lodging	1.1
Internet	1.0
Machinery-Diversified	0.9

Leisure Time	0.8%
Gas Utilities	0.7
Software	0.7
Gas	0.6
Housewares	0.5
Airlines	0.4
Agriculture	0.4
Healthcare-Products	0.4
Energy-Alternate Sources	0.4
Advertising	0.4
Holding Companies-Diversified	0.3
Distribution/Wholesale	0.3
Electric Utilities	0.3
Iron/Steel	0.2
Investment Companies	0.2
Electronics	0.1
Miscellaneous Manufacturing	0.1
Environmental Control	0.1
Metal Fabricate/Hardware	0.1
Hotels, Restaurants & Leisure	0.1
Household Products/Wares	0.1
Apparel	0.0 *
Trucking & Leasing	0.0 *

119.4
Liabilities in excess of other assets	(19.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Fair values of derivative instruments as of January 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$7,604	—	$—
Credit contracts	Unrealized appreciation on OTC swap agreements	3,250	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,255,503	Unrealized depreciation on OTC forward foreign currency exchange contracts	626,316

		$2,266,357		$626,316

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$(556,066)
Foreign exchange contracts	9,973,768	—

Total	$9,973,768	$(556,066)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$422,063
Foreign exchange contracts	505,380	—

Total	$505,380	$422,063

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    63

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

For the six months ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Forward Foreign
Currency Exchange
Contracts—Purchased(1)

$206,851,641

Forward Foreign	Credit Default
Currency Exchange	Swap Agreements—
Contracts—Sold(1)	Buy Protection(2)

$411,132,161	$27,779,583

Credit Default
Swap Agreements—
Sell Protection(2)

$366,667

(1)	Value at Settlement Date.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount

Barclays Bank PLC	$14,022	$—	$14,022	$—	$14,022
Citibank, N.A.	452,138	—	452,138	(452,138)	—
Credit Suisse International	10,854	—	10,854	—	10,854
HSBC Bank PLC	5,856	—	5,856	—	5,856

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Chase Bank, N.A.	$1,720,363	$(549,963)	$1,170,400	$(1,170,400)	$—
Morgan Stanley & Co. International PLC	63,124	(76,353)	(13,229)	—	(13,229)

	$2,266,357	$(626,316)	$1,640,041	$(1,622,538)	$17,503

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    65

PGIM Global High Yield Fund, Inc.

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets

Unaffiliated investments (cost $791,224,026)	$769,106,313
Cash	2,155,591
Foreign currency, at value (cost $5,202,374)	5,187,708
Dividends and interest receivable	12,014,272
Receivable for investments sold	11,432,882
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,255,503
Premiums paid for OTC swap agreements	7,604
Tax reclaim receivable	3,784
Unrealized appreciation on OTC swap agreements	3,250
Unrealized appreciation on unfunded loan commitment	916
Prepaid expenses and other assets	291,747

Total Assets	802,459,570

Liabilities

Loan payable	149,000,000
Payable for investments purchased	7,841,366
Unrealized depreciation on OTC forward foreign currency exchange contracts	626,316
Management fee payable	579,319
Accrued expenses and other liabilities	114,642
Interest payable	109,805
Deferred directors’ fees and directors’ fees payable	51,718
Exchange listing fees payable	22,701
Deposit due to broker for centrally cleared/exchange-traded derivatives	5,474

Total Liabilities	158,351,341

Net Assets	$644,108,229

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	768,542,849
Total distributable earnings (loss)	(124,475,544)

Net assets, January 31, 2022	$644,108,229

Net asset value and redemption price per share ($644,108,229 ÷ 40,923,879 shares of common stock issued and outstanding)	$15.74

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Interest income (net of $4,712 foreign withholding tax)	$24,737,237
Unaffiliated dividend income	190,821
Affiliated dividend income	9,099

Total income	24,937,157

Expenses
Management fee	3,727,592
Interest expense	853,409
Legal fees and expenses	78,642
Custodian and accounting fees	65,559
Shareholders’ reports	37,464
Audit fee	23,870
Exchange listing fees	20,201
Transfer agent’s fees and expenses	10,980
Directors’ fees	6,997
Miscellaneous	7,571

Total expenses	4,832,285

Net investment income (loss)	20,104,872

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	8,515,837
Forward currency contract transactions	9,973,768
Swap agreement transactions	(556,066)
Foreign currency transactions	(108,684)

17,824,855

Net change in unrealized appreciation (depreciation) on:
Investments	(52,801,355)
Forward currency contracts	505,380
Swap agreements	422,063
Foreign currencies	113,271
Unfunded loan commitments	916

(51,759,725)

Net gain (loss) on investment and foreign currency transactions	(33,934,870)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(13,829,998)

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    67

PGIM Global High Yield Fund, Inc.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$20,104,872	$44,434,994
Net realized gain (loss) on investment and foreign currency transactions	17,824,855	(29,234,843)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(51,759,725)	85,914,575

Net increase (decrease) in net assets resulting from operations	(13,829,998)	101,114,726

Dividends and Distributions
Distributions from distributable earnings	(25,782,044)	(45,046,004)
Tax return of capital distributions	—	(6,518,084)

Total dividends and distributions	(25,782,044)	(51,564,088)

Total increase (decrease)	(39,612,042)	49,550,638

Net Assets:

Beginning of period	683,720,271	634,169,633

End of period	$644,108,229	$683,720,271

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statement of Cash Flows  (unaudited)

Six Months Ended January 31, 2022

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(13,829,998)

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	273,997,459
Purchases of long-term portfolio investments, net of amounts payable	(182,335,737)
Net proceeds (purchases) of short-term portfolio investments	7,649,364
Net premiums (paid) received for swap agreements	(144,857)
Amortization of premium and accretion of discount on portfolio investments	(853,680)
Net realized (gain) loss on investment transactions	(8,515,836)
Net realized (gain) loss on forward currency contract transactions	(9,973,768)
Net realized (gain) loss on swap agreement transactions	556,066
Net realized (gain) loss on foreign currency transactions	108,684
Net change in unrealized (appreciation) depreciation on investments	52,801,355
Net change in unrealized (appreciation) depreciation on forward currency contracts	(505,380)
Net change in unrealized (appreciation) depreciation on swap agreements	(422,063)
Net change in unrealized (appreciation) depreciation on foreign currencies	(113,271)
Net change in unrealized (appreciation) depreciation on unfunded loan commitments	(916)
(Increase) Decrease In Assets:
Interest receivable	440,784
Prepaid expenses and other assets	(224,849)
Increase (Decrease) In Liabilities:
Management fee payable	(103,065)
Accrued expenses and other liabilities	(11,040)
Interest payable	(79,205)
Deferred directors’ fees and directors’ fees payable	87
Exchange listing fees payable	(19,246)
Due to broker - variation margin swaps	5,474
Dividends payable	(112,893)

Total adjustments	132,143,467

Net cash provided by (used for) operating activities	118,313,469

Effect of exchange rate changes on cash	9,978,355

Cash Flows Provided By (Used For) Financing Activities:
Decrease in borrowing	(100,000,000)
Cash paid on distributions from distributable earnings	(25,782,044)

Net cash provided by (used for) financing activities	(125,782,044)

Net increase (decrease) in cash and restricted cash, including foreign currency	2,509,780

Cash and restricted cash at beginning of period, including foreign currency	4,833,519

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$7,343,299

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$932,614

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    69

PGIM Global High Yield Fund, Inc.

Statement of Cash Flows  (unaudited) (continued)

Six Months Ended January 31, 2022

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2022
Cash	$2,155,591
Foreign currency, at value	5,187,708

Total cash and restricted cash, including foreign currency	$7,343,299

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Financial Highlights  (unaudited)

Six Months Ended January 31, 2022

	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.71		$15.50	$16.64	$16.17	$16.57	$16.58
Income (loss) from investment operations:
Net investment income (loss)	0.49		1.09	1.10	0.91	0.86	0.97
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.83)		1.38	(0.98)	0.64	(0.22)	0.21
Total from investment operations	(0.34)		2.47	0.12	1.55	0.64	1.18
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(1.10)	(1.26)	(1.08)	(0.93)	(1.19)
Tax return of capital distributions	-		(0.16)	-	-	(0.11)	-
Total dividends and distributions	(0.63)		(1.26)	(1.26)	(1.08)	(1.04)	(1.19)
Net asset value, end of period	$15.74		$16.71	$15.50	$16.64	$16.17	$16.57
Market price, end of period	$14.42		$15.59	$13.18	$14.52	$13.63	$15.11
Total Return(b):	(3.65)%		28.97%	(0.40)%	15.12%	(2.96)%	6.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$644,108		$683,720	$634,170	$680,904	$661,572	$678,219
Average net assets (000)	$670,604		$663,605	$634,188	$657,922	$666,960	$678,323
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.43	%(e)	1.59%	1.99%	2.56%	2.15%	1.94%
Expenses before waivers and/or expense reimbursement(d)	1.43	%(e)	1.59%	1.99%	2.56%	2.15%	1.94%
Net investment income (loss)	5.95	%(e)	6.70%	7.13%	5.68%	5.30%	5.86%
Portfolio turnover rate(f)	20%		51%	49%	96%	67%	66%
Asset coverage	532%		375%	383%	340%	356%	368%
Total debt outstanding at period-end (000)	$149,000		$249,000	$224,000	$284,000	$258,000	$253,000

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense of 0.25% for the six months ended January 31, 2022, interest expense of 0.33% for the year ended July 31, 2021, interest expense of 0.75% and a tax expense of 0.01% for the year ended July 31, 2020, interest expense of 1.28% and a tax expense of 0.01% for the year ended July 31, 2019, interest expense of 0.91% for the year ended July 31, 2018, interest expense of 0.64% and a tax expense of 0.04% for the year ended July 31, 2017.

(e)	Annualized.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    71

PGIM Global High Yield Fund, Inc.

Financial Highlights  (unaudited) (continued)

Six Months Ended January 31, 2022

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 128.5%

BANK LOANS 8.6%

Airlines 0.6%

American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500	%(c)	04/20/28	1,246	$1,292,057
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	4.500	(c)	04/21/28	2,203	2,203,006

					3,495,063

Chemicals 0.3%

Hexion, Inc.,
Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.720	(c)	07/01/26	1,470	1,469,849

Commercial Services 0.2%

Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%	4.105	(c)	08/27/25	995	994,005

Computers 1.4%

McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%	3.859	(c)	09/30/24	5,466	5,455,326
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500	(c)	02/01/28	2,006	2,002,488

					7,457,814

Electric 0.3%

Heritage Power LLC,
Term Loan B, 6 Month LIBOR + 6.000%	7.000	(c)	07/30/26	2,056	1,528,092

Engineering & Construction 0.0%

Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 1 Month LIBOR + 12.000%^	13.000	(c)	10/04/23	60	64,931

Entertainment 0.0%

Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.855	(c)	08/14/24	292	291,437

Housewares 0.2%

Sunset Debt Merger Sub, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.750	(c)	10/06/28	1,015	1,008,340

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    73

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Insurance 0.4%

Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	5.355	%(c)	01/20/29	1,990	$1,990,995

Media 0.2%

Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.360	(c)	08/24/26	218	88,188
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.105	(c)	05/01/26	1,153	1,146,307

					1,234,495

Oil & Gas 0.9%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000	(c)	11/01/25	3,340	3,596,762
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%	8.000	(c)	08/01/23	562	555,880
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.250	(c)	03/28/24	776	775,244

					4,927,886

Pharmaceuticals 0.3%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500	(c)	03/01/24	948	947,286
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	4.750	(c)	10/01/27	842	843,078

					1,790,364

Retail 0.3%

EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750	(c)	03/31/26	341	340,956
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500	(c)	03/06/28	1,213	1,211,257

					1,552,213

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software 2.3%

Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.974	%(c)	10/02/25	224	$223,198
Second Lien Incremental Term Loan, 3 Month LIBOR + 5.500%	6.000	(c)	02/27/26	350	351,138
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000	(c)	10/30/26	762	760,156
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%	3.358	(c)	02/06/26	1,366	1,359,154
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250% (original cost $1,365,000; purchased 03/08/19-10/18/19)(f)	8.250	(c)	06/13/25	1,400	1,399,343
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500% (original cost $3,689,765; purchased 05/04/18-02/19/19)(f)	4.500	(c)	06/13/24	3,762	3,747,758
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750	(c)	12/01/27	495	494,823
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%	3.500	(c)	02/15/28	571	564,624
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500	(c)	07/14/28	1,521	1,528,794
TIBCO Software, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.750%	3.860	(c)	06/30/26	2,351	2,344,515

					12,773,503

Telecommunications 1.2%

Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%	5.500	(c)	04/27/27	524	526,389
Intelsat Jackson Holdings SA (Luxembourg),
DIP Term Loan, 3 Month LIBOR + 4.750%	5.750	(c)	07/13/22	546	545,833
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000	(c)	10/10/24	3,509	3,278,048

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    75

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)

Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.500	%(c)	10/02/28	1,865	$1,861,440
Second Lien Initial Term Loan, 1 Month LIBOR + 7.000%^	7.500	(c)	10/01/29	270	270,675

					6,482,385

TOTAL BANK LOANS (cost $47,178,515)					47,061,372

CORPORATE BONDS 115.7%

Advertising 0.6%

National CineMedia LLC,
Sr. Unsec’d. Notes(aa)	5.750		08/15/26	575	408,256
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A(aa)	8.875		12/15/27	2,530	2,670,449

					3,078,705

Aerospace & Defense 3.8%

Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805		05/01/50	2,650	3,332,161
Sr. Unsec’d. Notes	5.930		05/01/60	750	948,860
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000		02/15/28	1,050	1,018,625
Sr. Unsec’d. Notes, 144A	7.125		06/15/26	875	889,262
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	1,975	2,044,264
Sr. Unsec’d. Notes, 144A	7.500		03/15/25	2,050	2,075,160
Sr. Unsec’d. Notes, 144A	7.875		04/15/27	4,215	4,269,793
Maxar Space Robotics LLC,
Sr. Sec’d. Notes, 144A	9.750		12/31/23	794	852,533
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500		04/15/25	1,200	1,245,553
TransDigm UK Holdings PLC,
Gtd. Notes	6.875		05/15/26	200	207,267
TransDigm, Inc.,
Gtd. Notes	4.625		01/15/29	800	759,731

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

TransDigm, Inc., (cont’d.)
Gtd. Notes(aa)	5.500%	11/15/27	2,525	$2,541,972
Sr. Sec’d. Notes, 144A	6.250	03/15/26	600	620,480

				20,805,661

Agriculture 0.2%

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	1,350	1,250,438

Airlines 1.1%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	11.750	07/15/25	250	302,960
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	1,450	1,484,284
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,550	1,588,525
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A	5.750	01/20/26	775	792,302
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,072,375
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	824,901

				6,065,347

Apparel 0.4%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	275	266,424
William Carter Co. (The),
Gtd. Notes, 144A(aa)	5.500	05/15/25	1,200	1,243,007
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	775	743,809

				2,253,240

Auto Manufacturers 2.3%

Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	06/01/29	969	1,020,492
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	725	691,206

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    77

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes(aa)	4.750%	01/15/43	3,925	$4,013,588
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	3,300	3,620,770
Sr. Unsec’d. Notes	7.400	11/01/46	200	256,517
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	401,951
Sr. Unsec’d. Notes	5.584	03/18/24	310	324,204
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	7.750	10/15/25	1,000	1,055,731
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,325	1,314,100

				12,698,559

Auto Parts & Equipment 2.3%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	2,725	2,741,264
Adient US LLC,
Sr. Sec’d. Notes, 144A	9.000	04/15/25	275	291,450
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.000	10/01/29	1,800	1,665,464
Gtd. Notes(aa)	6.250	03/15/26	686	698,768
Gtd. Notes(aa)	6.500	04/01/27	1,000	1,030,223
Gtd. Notes	6.875	07/01/28	406	426,523
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A	5.625	11/15/26	1,090	816,436
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	500	509,876
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	243,101
Sr. Unsec’d. Notes	4.500	02/15/32	600	573,166
Sr. Unsec’d. Notes	5.375	11/15/27	200	206,589
Sr. Unsec’d. Notes	5.625	06/15/28	750	780,186
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	1,675	1,554,804
Sr. Sec’d. Notes, 144A	7.875	01/15/29	175	186,160
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	650	682,953

				12,406,963

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 0.8%

Citigroup, Inc.,
Jr. Sub. Notes	3.875	%(ff)	02/18/26(oo)	625	$612,169
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625		05/01/26	700	670,420
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	6.125		09/14/23	2,875	3,006,183

					4,288,772

Building Materials 2.3%

Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125		01/15/29	900	930,252
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875		01/31/27	400	405,660
Griffon Corp.,
Gtd. Notes	5.750		03/01/28	1,455	1,456,041
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625		12/15/25	701	697,877
Masonite International Corp.,
Gtd. Notes, 144A	3.500		02/15/30	375	353,972
Gtd. Notes, 144A	5.375		02/01/28	205	210,578
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500		02/01/30	275	272,510
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750		05/01/29	525	502,124
Gtd. Notes, 144A	7.500		10/15/27	825	873,328
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000		11/01/28	1,550	1,590,590
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375		01/15/31	625	568,911
Sr. Unsec’d. Notes, 144A(aa)	4.375		07/15/30	875	837,786
Sr. Unsec’d. Notes, 144A(aa)	4.750		01/15/28	1,975	1,957,990
Sr. Unsec’d. Notes, 144A	5.000		02/15/27	370	372,398
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250		01/15/29	130	132,621
Gtd. Notes, 144A(aa)	6.500		03/15/27	1,400	1,445,356

					12,607,994

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    79

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 4.7%

Ashland LLC,
Gtd. Notes(aa)	6.875%	05/15/43	2,125	$2,689,406
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	375	368,460
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	225	218,099
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	1,300	1,238,258
Gtd. Notes, 144A	5.750	11/15/28	1,225	1,247,241
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A	6.750	08/15/24	2,255	1,971,314
Diamond BC BV,
Gtd. Notes, 144A	4.625	10/01/29	495	465,352
EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	565	540,375
Hexion, Inc.,
Gtd. Notes, 144A	7.875	07/15/27	900	953,613
Ingevity Corp.,
Gtd. Notes, 144A	3.875	11/01/28	275	260,063
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,100	1,124,750
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	597,157
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	350	333,709
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	1,590	1,617,532
SCIH Salt Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	05/01/29	275	256,481
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	422,927
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 1,968,531; purchased 07/19/19-08/21/20)(f)	10.500	08/01/24	2,050	1,363,282
Sr. Sec’d. Notes, 144A (original cost $ 495,261; purchased 02/01/21)(f)	10.875	08/01/24	505	534,952
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	1,725	1,665,843
Sr. Sec’d. Notes, 144A(aa)	6.500	05/01/25	2,100	2,181,365
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	460	444,131
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	600	550,585

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(aa)	5.750%	07/15/25		2,577	$2,441,218
Sr. Sec’d. Notes, 144A	9.500	07/01/25		1,040	1,129,783
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27		600	597,175
Sr. Sec’d. Notes, 144A	5.625	10/01/24		100	104,118
Sr. Unsec’d. Notes, 144A	5.625	08/15/29		650	627,357

					25,944,546

Coal 0.1%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	10.750	05/15/26		450	484,854

Commercial Services 5.8%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,080	1,064,042
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		430	441,792
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		950	902,500
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		2,900	3,073,030
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		860	827,566
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,065	1,009,559
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26		500	511,289
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		375	371,741
Gtd. Notes, 144A	4.625	10/01/27		400	404,179
APi Escrow Corp.,
Gtd. Notes, 144A	4.750	10/15/29		325	318,313
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28		1,295	1,273,735
Avis Budget Finance PLC,
Gtd. Notes	4.750	01/30/26	EUR	275	312,842
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		375	381,196
Gtd. Notes, 144A(aa)	5.500	07/15/25		400	414,100

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    81

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Carriage Services, Inc.,
Gtd. Notes, 144A	4.250%	05/15/29	325	$317,001
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	425	411,777
Gtd. Notes, 144A	3.750	10/01/30	325	315,187
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	441	453,737
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	275	266,957
Gtd. Notes, 144A	5.000	12/01/29	525	506,556
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,625	1,550,628
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	1,300	1,248,108
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	900	891,159
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.625	10/01/28	610	611,749
Gtd. Notes, 144A	5.875	10/01/30	295	296,158
Service Corp. International,
Sr. Unsec’d. Notes	4.000	05/15/31	1,350	1,310,292
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	555,193
Gtd. Notes	4.000	07/15/30	375	369,578
Gtd. Notes(aa)	4.875	01/15/28	5,770	5,945,009
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	4,895	5,143,116

				31,498,089

Computers 0.6%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	229,492
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	547,833
Gtd. Notes, 144A	5.125	04/15/29	825	823,427
Gtd. Notes, 144A	5.250	10/01/30	350	345,419
Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	1,019,681

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750%	06/01/25	375	$388,314

				3,354,166

Distribution/Wholesale 0.5%

Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	870	893,146
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	1,800	1,698,461

				2,591,607

Diversified Financial Services 4.3%

Alliance Data Systems Corp.,
Gtd. Notes, 144A	4.750	12/15/24	1,075	1,088,547
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	525	522,271
Gtd. Notes, 144A	5.375	12/01/24	500	511,508
Home Point Capital, Inc.,
Gtd. Notes, 144A	5.000	02/01/26	675	586,810
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,275	1,260,937
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	1,100	980,409
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	300	307,176
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	1,375	1,336,163
Gtd. Notes, 144A	4.375	05/15/31	100	98,261
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	1,800	1,690,026
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,645	2,592,085
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,850	1,919,445
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	875	854,982
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	400	373,514
Gtd. Notes	4.000	09/15/30	500	466,114

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    83

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.625%	01/15/28	500	$537,655
Gtd. Notes(aa)	6.875	03/15/25	750	813,899
Gtd. Notes(aa)	7.125	03/15/26	5,498	6,046,984
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	575	519,672
Gtd. Notes, 144A	5.375	10/15/25	800	793,225
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	450	447,251

				23,746,934

Electric 5.2%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,350	1,278,088
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,975	1,871,280
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	5,803,547
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A (original cost $353,171; purchased 01/17/19-12/01/21)(f)	13.000	06/01/24	353	249,427
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,975	3,083,297
Gtd. Notes, 144A	3.375	02/15/29	200	185,404
Gtd. Notes, 144A	3.625	02/15/31	600	556,590
Gtd. Notes, 144A	3.875	02/15/32	575	540,541
Gtd. Notes, 144A	5.250	06/15/29	800	822,440
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	1,625	1,625,075
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,135	2,121,511
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	550	549,128
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,200	1,245,956
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	500	481,947

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(aa)	5.000%	07/31/27	1,100	$1,115,903
Gtd. Notes, 144A(aa)	5.625	02/15/27	6,700	6,833,480

				28,363,614

Electrical Components & Equipment 0.4%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	200	189,044
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	650	680,489
Gtd. Notes, 144A(aa)	7.250	06/15/28	1,130	1,211,696

				2,081,229

Electronics 0.4%

II-VI, Inc.,
Gtd. Notes, 144A	5.000	12/15/29	250	249,462
Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	950	1,016,956
Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29	475	469,130
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	260	244,387

				1,979,935

Engineering & Construction 0.4%

AECOM,
Gtd. Notes(aa)	5.125	03/15/27	555	582,001
Artera Services LLC,
Sr. Sec’d. Notes, 144A	9.033	12/04/25	700	716,112
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	500	484,537
Gtd. Notes, 144A	4.125	02/15/32	425	412,854

				2,195,504

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    85

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 5.2%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	533	$497,717
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	1,685	1,746,433
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	800	766,733
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A	5.750	07/01/25	600	618,000
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	285,312
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, Gtd. Notes	6.500	10/01/28	675	708,767
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	250	252,072
Gtd. Notes, 144A	5.500	04/01/27	625	642,196
Everi Holdings, Inc.,
Gtd. Notes, 144A	5.000	07/15/29	250	248,644
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,275	2,361,373
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	600	614,161
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/25	2,110	2,256,097
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A	7.875	02/01/24	2,500	2,557,251
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	525	529,974
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	825	806,184
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A	6.625	11/15/27	1,419	1,430,528
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/15/27	1,325	1,420,980
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	325	305,478
Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	3,030	3,105,252
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	575	540,578

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., (cont’d.)
Gtd. Notes, 144A	5.875%	09/01/31	1,225	$1,154,205
Scientific Games International, Inc.,
Gtd. Notes, 144A(aa)	8.250	03/15/26	2,725	2,847,625
Gtd. Notes, 144A	8.625	07/01/25	800	846,365
Sr. Sec’d. Notes, 144A	5.000	10/15/25	700	715,443
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	835,512
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	286,337

				28,379,217

Environmental Control 0.2%

GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	275	258,029
Gtd. Notes, 144A	4.375	08/15/29	575	549,445
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	500	462,419

				1,269,893

Foods 4.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(aa)	3.500	03/15/29	435	411,167
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	1,850	1,874,088
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28	875	805,174
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	225	229,644
Sr. Sec’d. Notes, 144A	4.625	11/15/28	475	475,328
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31	525	513,187
Gtd. Notes, 144A	6.500	04/15/29	1,025	1,113,787
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	900	956,327
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	4.375	06/01/46	1,775	1,861,179
Gtd. Notes	4.875	10/01/49	1,075	1,226,747

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    87

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	5.000%	07/15/35	235	$268,106
Gtd. Notes	5.000	06/04/42	450	513,868
Gtd. Notes	5.200	07/15/45	300	348,082
Gtd. Notes	5.500	06/01/50	1,450	1,794,398
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	725	716,725
Gtd. Notes, 144A	4.375	01/31/32	725	716,037
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32	375	357,392
Gtd. Notes, 144A(aa)	5.875	09/30/27	4,800	5,012,157
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,375	1,325,210
Gtd. Notes, 144A	5.500	12/15/29	225	231,099
Gtd. Notes, 144A	5.625	01/15/28	61	62,620
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	2,050	1,950,647
U.S. Foods, Inc.,
Gtd. Notes, 144A	4.750	02/15/29	425	418,089

				23,181,058

Gas 0.9%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25	600	619,763
Sr. Unsec’d. Notes	5.625	05/20/24	200	206,511
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	3,250	3,442,077
Sr. Unsec’d. Notes(aa)	5.875	08/20/26	575	607,968

				4,876,319

Healthcare-Products 0.9%

Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	2,650	2,553,152
Sr. Unsec’d. Notes, 144A(aa)	5.250	10/01/29	2,450	2,382,625

				4,935,777

Healthcare-Services 5.5%

Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	3.125	02/15/29	325	303,884

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Catalent Pharma Solutions, Inc., (cont’d.)
Gtd. Notes, 144A	3.500%	04/01/30	525	$492,128
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	525	522,617
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,400	1,285,965
Gtd. Notes, 144A(aa)	4.625	06/01/30	3,250	3,162,782
HCA, Inc.,
Gtd. Notes(aa)	5.625	09/01/28	2,700	3,007,080
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	4,879,125
MEDNAX, Inc.,
Gtd. Notes, 144A	6.250	01/15/27	1,405	1,468,432
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,225	1,278,981
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(aa)	9.750	12/01/26	3,400	3,582,769
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	775	778,612
Sec’d. Notes, 144A	6.250	02/01/27	1,300	1,331,934
Sr. Sec’d. Notes, 144A(aa)	4.250	06/01/29	2,175	2,099,153
Sr. Sec’d. Notes, 144A	4.375	01/15/30	1,275	1,230,236
Sr. Sec’d. Notes, 144A(aa)	4.875	01/01/26	743	746,471
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	1,675	1,754,992
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,200	2,393,446

				30,318,607

Home Builders 5.6%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	825	814,540
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	525	517,830
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,100	1,127,187
Gtd. Notes(aa)	7.250	10/15/29	2,675	2,864,388
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,875	1,818,659
Gtd. Notes, 144A(aa)	6.250	09/15/27	815	839,991
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	400	398,122

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    89

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Century Communities, Inc.,
Gtd. Notes	6.750%	06/01/27	1,725	$1,796,392
Gtd. Notes, 144A	3.875	08/15/29	150	143,586
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	443,865
Gtd. Notes, 144A(aa)	5.000	03/01/28	650	659,200
KB Home,
Gtd. Notes	4.000	06/15/31	500	494,568
Gtd. Notes	4.800	11/15/29	575	600,139
Gtd. Notes(aa)	6.875	06/15/27	1,650	1,874,355
Lennar Corp.,
Gtd. Notes(aa)	5.000	06/15/27	1,250	1,383,689
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	362,148
Gtd. Notes	4.950	02/01/28	425	429,617
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,158	1,141,922
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,094,685
Meritage Homes Corp.,
Gtd. Notes(aa)	5.125	06/06/27	2,523	2,700,595
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	1,293	1,272,259
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	225	221,113
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	650	683,816
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	375	402,454
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,800	2,918,486
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	480	498,429
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.625	03/01/24	1,873	1,974,648
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	915	972,085

				30,448,768

Home Furnishings 0.1%

Tempur Sealy International, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	450	431,779

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250%	03/15/29	1,075	$1,027,529
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31	350	334,587
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	800	729,465
Sr. Sec’d. Notes, 144A	5.000	12/31/26	175	164,216
Spectrum Brands, Inc.,
Gtd. Notes, 144A	3.875	03/15/31	200	188,689
Gtd. Notes, 144A	5.000	10/01/29	250	259,070

				2,703,556

Housewares 0.6%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	350	339,439
Gtd. Notes	4.500	10/15/29	1,125	1,145,293
Gtd. Notes, 144A	4.000	04/01/31	750	714,233
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,250	1,162,858

				3,361,823

Insurance 0.4%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	1,025	973,482
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	400	392,440
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	875	834,049

				2,199,971

Internet 1.0%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	1,925	1,806,765
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	625	597,044
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	489,637

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    91

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

Go Daddy Operating Co. LLC/GD Finance Co., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	12/01/27	1,365	$1,402,863
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	1,000	1,003,626

				5,299,935

Iron/Steel 0.9%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,359	1,443,090
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	9.875	10/17/25	1,700	1,900,172
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	300	297,370
Sr. Unsec’d. Notes	4.375	03/15/32	300	298,540
TMS International Corp.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/29	175	169,040
United States Steel Corp.,
Sr. Unsec’d. Notes	6.875	03/01/29	1,065	1,084,858

				5,193,070

Leisure Time 0.4%

Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	50	50,581
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	638	724,084
Sr. Sec’d. Notes, 144A	12.250	05/15/24	87	101,287
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	350	319,469
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	200	196,089
Vista Outdoor, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	675	654,824

				2,046,334

Lodging 2.3%

Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	50	49,802

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Boyd Gaming Corp., (cont’d.)
Gtd. Notes, 144A	4.750%	06/15/31	375	$369,235
Gtd. Notes, 144A	8.625	06/01/25	226	239,687
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	900	854,843
Gtd. Notes, 144A	3.750	05/01/29	300	292,109
Gtd. Notes, 144A	4.000	05/01/31	1,300	1,279,392
Gtd. Notes, 144A	5.375	05/01/25	225	231,440
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	275	279,095
Gtd. Notes(aa)	4.750	10/15/28	2,025	2,005,814
Gtd. Notes(aa)	5.500	04/15/27	1,061	1,096,979
Gtd. Notes(aa)	6.750	05/01/25	2,325	2,410,323
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	623,689
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,325	1,188,928
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,900	1,727,995

				12,649,331

Machinery-Construction & Mining 0.1%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	725	718,060

Machinery-Diversified 0.6%

GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.625	12/15/28	700	677,322
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A(aa)	10.125	08/01/24	1,815	1,867,338
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A	7.625	07/15/28	200	210,488
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	632,669

				3,387,817

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    93

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 9.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500%	05/01/32	1,850	$1,782,973
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	5,600	5,348,844
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	700	665,811
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,900	2,879,306
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	1,012,414
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	250	256,005
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	1,025,657
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	708,380
Gtd. Notes, 144A	5.500	04/15/27	200	204,421
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,875	4,340,049
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	2,350	2,214,071
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	6,595	1,736,890
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26	3,085	1,426,620
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,160	1,012,200
Gtd. Notes	5.875	11/15/24	90	90,606
Gtd. Notes	7.375	07/01/28	750	725,607
Gtd. Notes(aa)	7.750	07/01/26	5,180	5,337,099
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	200	204,849
Gtd. Notes, 144A	7.000	05/15/27	1,625	1,723,044
iHeartCommunications, Inc.,
Gtd. Notes(aa)	8.375	05/01/27	2,400	2,512,743
Sr. Sec’d. Notes	6.375	05/01/26	395	409,302
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	550	557,501
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	550	527,934
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	775	767,280
Gtd. Notes, 144A	5.625	07/15/27	1,500	1,543,500
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes	5.750	01/15/23	1,500	1,529,046
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	588,497

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.500%	09/15/28	1,300	$1,253,293
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	350	334,189
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	275	271,966
Scripps Escrow, Inc.,
Gtd. Notes, 144A(aa)	5.875	07/15/27	1,310	1,342,511
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.875	03/15/26	1,240	1,254,125
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	400	396,457
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	2,300	2,320,198
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,254,641
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,600	1,543,010

				52,101,039

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	525	519,920

Mining 2.8%

Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,551,575
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	506,302
Gtd. Notes, 144A	6.875	10/15/27	700	743,538
Gtd. Notes, 144A	7.250	04/01/23	1,298	1,304,002
Gtd. Notes, 144A	7.500	04/01/25	3,305	3,379,372
Freeport-McMoRan, Inc.,
Gtd. Notes(aa)	4.375	08/01/28	1,075	1,108,006
Hecla Mining Co.,
Gtd. Notes(aa)	7.250	02/15/28	1,075	1,148,137
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	885,519
Gtd. Notes, 144A	6.125	04/01/29	1,195	1,242,753
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A	5.750	10/15/28	405	380,839

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    95

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

New Gold, Inc. (Canada),
Gtd. Notes, 144A(aa)	6.375%	05/15/25	755	$771,618
Gtd. Notes, 144A	7.500	07/15/27	1,220	1,287,248
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	800	754,368
Gtd. Notes, 144A	4.750	01/30/30	275	274,435

				15,337,712

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	1,075	1,102,111
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	793,871

				1,895,982

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	710	676,327

Oil & Gas 8.1%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	975	1,028,927
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^	7.875	12/15/24(d)	5,325	36,210
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	1,500	1,520,040
Gtd. Notes, 144A	5.375	03/01/30	825	851,728
Gtd. Notes, 144A	7.625	02/01/29	979	1,066,371
Gtd. Notes, 144A	8.375	07/15/26	162	180,758
Apache Corp.,
Sr. Unsec’d. Notes	5.100	09/01/40	725	759,926
Sr. Unsec’d. Notes	5.350	07/01/49	115	120,655
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	25	24,971
Gtd. Notes, 144A	9.000	11/01/27	252	334,597
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	2,000	2,007,617

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500%		02/01/26	375	$387,079
Gtd. Notes, 144A	5.875		02/01/29	400	417,292
Gtd. Notes, 144A	6.750		04/15/29	725	775,278
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250		08/01/24	453	453,455
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000		06/15/25	1,175	1,183,653
CNX Resources Corp.,
Gtd. Notes, 144A(aa)	7.250		03/14/27	1,550	1,626,924
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875		01/15/30	600	596,727
Gtd. Notes, 144A	6.750		03/01/29	975	1,006,134
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000		05/01/29	500	504,755
Sr. Unsec’d. Notes, 144A	5.625		10/15/25	575	579,373
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250		10/15/27	175	183,296
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.750		01/30/28	975	1,008,671
Sr. Unsec’d. Notes, 144A	6.625		07/15/25	300	313,593
EQT Corp.,
Sr. Unsec’d. Notes(aa)	3.900		10/01/27	1,725	1,739,320
Sr. Unsec’d. Notes	5.000		01/15/29	325	344,395
Sr. Unsec’d. Notes	7.500	(c)	02/01/30	225	267,804
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750		02/01/29	275	280,783
Sr. Unsec’d. Notes, 144A	6.000		02/01/31	275	280,733
Sr. Unsec’d. Notes, 144A(aa)	6.250		11/01/28	1,658	1,719,972
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875		02/01/29	575	584,537
Gtd. Notes, 144A	7.125		02/01/27	1,802	1,869,486
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250		01/15/26	975	933,497
Gtd. Notes, 144A	7.500		01/15/28	1,325	1,247,524
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750		02/01/25	1,400	1,295,271
Gtd. Notes, 144A	7.375		05/15/27	50	51,152
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.500		12/01/25	50	53,097

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    97

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	5.550%	03/15/26	75	$79,912
Sr. Unsec’d. Notes	6.125	01/01/31	745	860,412
Sr. Unsec’d. Notes	6.450	09/15/36	1,000	1,210,015
Sr. Unsec’d. Notes	7.150	05/15/28	900	1,009,277
Sr. Unsec’d. Notes	8.875	07/15/30	200	259,471
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	525	505,688
Gtd. Notes, 144A	4.625	05/01/30	625	602,394
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	275,519
Gtd. Notes, 144A(aa)	7.125	01/15/26	2,560	2,582,471
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	425	433,123
Gtd. Notes	5.000	03/15/23	1,523	1,538,364
Gtd. Notes, 144A	4.750	02/15/30	275	275,284
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	650	649,400
Gtd. Notes	5.375	02/01/29	125	127,131
Gtd. Notes	5.375	03/15/30	1,900	1,948,446
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	905	886,937
Gtd. Notes	6.000	04/15/27	775	798,955
Gtd. Notes, 144A	4.500	04/30/30	700	690,668
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	425	331,393
Gtd. Notes, 144A	7.500	01/15/26	1,625	1,240,521
Gtd. Notes, 144A	8.000	02/01/27	225	169,758

				44,110,740

Packaging & Containers 1.8%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,066	1,080,359
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	475	471,323
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	1,075	1,049,244

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125%	08/15/28	1,360	$1,380,424
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	300	311,959
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,184	1,183,849
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	425	420,563
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	1,100	1,050,878
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	150	154,128
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	400	390,093
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	531,290
Gtd. Notes, 144A(aa)	6.625	05/13/27	975	1,023,277
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	625	598,112
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	50	47,364
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	325	320,097

				10,012,960

Pharmaceuticals 3.3%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,000	956,535
Gtd. Notes, 144A	5.125	03/01/30	325	318,197
Gtd. Notes, 144A	6.125	08/01/28	670	696,289
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	1,100	1,112,455
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,000	842,789
Gtd. Notes, 144A	5.000	02/15/29	950	764,855
Gtd. Notes, 144A(aa)	5.250	01/30/30	2,325	1,873,925
Gtd. Notes, 144A(aa)	5.250	02/15/31	2,635	2,101,929

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    99

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	6.125%		04/15/25	1,178	$1,201,527
Gtd. Notes, 144A	6.250		02/15/29	2,960	2,508,702
Gtd. Notes, 144A(aa)	7.000		01/15/28	725	649,805
Sr. Sec’d. Notes, 144A	6.125		02/01/27	400	401,220
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000		02/15/30	450	450,598
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A	6.125		04/01/29	325	308,826
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375		01/15/29	1,075	1,063,536
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125		04/30/28	450	444,744
Sr. Unsec’d. Notes, 144A	5.125		04/30/31	1,100	1,099,614
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750		11/15/25	1,025	1,003,994
Prestige Brands, Inc.,
Gtd. Notes, 144A	3.750		04/01/31	550	500,090

					18,299,630

Pipelines 5.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375		06/15/29	975	983,320
Gtd. Notes, 144A(aa)	5.750		01/15/28	2,425	2,460,120
Cheniere Energy Partners LP,
Gtd. Notes	4.000		03/01/31	1,575	1,571,709
Cheniere Energy, Inc.,
Sr. Sec’d. Notes(aa)	4.625		10/15/28	3,250	3,298,963
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750		04/15/30	200	195,912
DCP Midstream Operating LP,
Gtd. Notes(aa)	5.125		05/15/29	1,375	1,456,135
Gtd. Notes	5.625		07/15/27	510	551,195
Energy Transfer LP,
Jr. Sub. Notes, Series G(aa)	7.125	(ff)	05/15/30(oo)	1,075	1,097,055
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750		07/15/23	85	85,947
Sr. Unsec’d. Notes	5.500		07/15/28	50	50,621

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

EQM Midstream Partners LP, (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	6.000%	07/01/25	955	$988,374
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,341,145
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	386,964
Gtd. Notes(aa)	7.000	08/01/27	750	771,875
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,050	2,172,820
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	2,054	1,962,969
Gtd. Notes, 144A	6.000	12/31/30	925	887,691
Gtd. Notes, 144A	7.500	10/01/25	200	210,355
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	200	204,622
Gtd. Notes(aa)	5.375	02/01/27	1,575	1,615,795
Gtd. Notes	5.500	03/01/30	75	79,564
Gtd. Notes(aa)	6.500	07/15/27	1,000	1,061,060
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	984,642
Sr. Sec’d. Notes, 144A	4.125	08/15/31	310	312,311
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	600	614,330
Sr. Unsec’d. Notes	4.000	07/01/22	250	250,214
Sr. Unsec’d. Notes	4.350(cc)	02/01/25	75	75,933
Sr. Unsec’d. Notes(aa)	5.300(cc)	02/01/30	2,375	2,485,420
Sr. Unsec’d. Notes	5.450	04/01/44	50	55,328
Sr. Unsec’d. Notes	5.500	08/15/48	75	82,724

				28,295,113

Real Estate 1.6%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A(aa)	7.875	11/15/25	2,200	2,269,752
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,000	2,032,992
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,025	985,940
Gtd. Notes, 144A	4.375	02/01/31	675	644,099

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    101

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Howard Hughes Corp. (The), (cont’d.)
Gtd. Notes, 144A	5.375%	08/01/28	340	$346,581
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,700	1,621,410
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250	04/15/30	1,050	1,005,323

				8,906,097

Real Estate Investment Trusts (REITs) 4.3%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	611	552,003
Gtd. Notes(aa)	9.750	06/15/25	2,500	2,656,988
Sr. Unsec’d. Notes	4.750	02/15/28	1,375	1,294,791
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	01/15/28	2,000	2,143,061
Gtd. Notes, 144A	4.625	06/15/25	245	257,682
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	150	145,203
Gtd. Notes(aa)	5.000	10/15/27	2,325	2,388,909
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(aa)	5.875	10/01/28	900	920,338
Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25	1,940	2,031,513
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	325	314,403
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	450	420,067
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25	6,650	6,924,954
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	1,035	1,005,441
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,235	1,247,458
Gtd. Notes, 144A(aa)	4.625	12/01/29	950	978,525

				23,281,336

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail 4.2%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30		3,250	$3,017,153
Sr. Sec’d. Notes, 144A	3.500	02/15/29		325	308,140
Sr. Sec’d. Notes, 144A	3.875	01/15/28		388	378,843
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		1,625	1,522,673
Sr. Sec’d. Notes, 144A	4.875	07/15/28		125	119,665
Brinker International, Inc.,
Gtd. Notes, 144A(aa)	5.000	10/01/24		1,250	1,299,294
Sr. Unsec’d. Notes	3.875	05/15/23		125	126,659
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A	5.875	07/01/29		950	820,422
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	600	661,618
Sr. Sec’d. Notes	6.250	10/30/25	EUR	553	623,551
Sr. Sec’d. Notes, 144A	6.750	02/07/25		725	725,572
Sr. Sec’d. Notes, 144A	8.500	10/30/25		1,450	1,471,532
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		1,200	1,165,589
Sr. Sec’d. Notes, 144A	4.625	01/15/29		550	535,738
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		800	771,646
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		875	814,100
Gtd. Notes, 144A	3.875	10/01/31		800	743,095
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		775	738,802
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		675	652,110
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		1,925	1,756,781
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	5.625	12/01/25		900	914,836
Sec’d. Notes, 144A	8.750	04/30/25		300	316,647
SRS Distribution, Inc.,
Gtd. Notes, 144A	6.000	12/01/29		600	584,917
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		675	694,837

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    103

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/01/31	900	$888,050
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	600	600,465
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	700	718,864

				22,971,599

Semiconductors 0.1%

Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	430	443,106

Software 1.0%

Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28	1,643	1,575,032
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A	5.750	03/01/25	2,000	2,006,284
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	1,027,273
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A	5.000	12/15/29	250	249,476
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A	3.500	02/15/28	625	583,912

				5,441,977

Telecommunications 7.1%

Altice France SA (France),
Sr. Sec’d. Notes, 144A	5.125	07/15/29	550	508,921
Sr. Sec’d. Notes, 144A	8.125	02/01/27	955	1,010,454
CommScope Technologies LLC,
Gtd. Notes, 144A	6.000	06/15/25	2,125	2,069,743
CommScope, Inc.,
Sr. Sec’d. Notes, 144A	6.000	03/01/26	960	972,922
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	1,000	930,494

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750%	05/25/24	1,050	$1,076,913
Sr. Sec’d. Notes, 144A	8.750	05/25/24	525	538,089
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	7,368	7,176,642
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,525	1,546,616
Sr. Sec’d. Notes, 144A	7.000	10/15/28	875	886,951
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	2,160	945,431
Gtd. Notes, 144A	9.750	07/15/25(d)	4,135	1,830,167
Sr. Sec’d. Notes, 144A	6.500	03/15/30	2,365	2,305,875
Intrado Corp.,
Gtd. Notes, 144A(aa)	8.500	10/15/25	914	895,027
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	400	366,199
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25	1,830	1,891,885
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,055	1,058,006
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28	700	836,343
Gtd. Notes	8.750	03/15/32	706	986,264
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	250	272,542
Gtd. Notes(aa)	7.625	02/15/25	2,725	3,031,794
Gtd. Notes(aa)	7.875	09/15/23	1,794	1,937,459
Switch Ltd.,
Gtd. Notes, 144A	4.125	06/15/29	375	365,399
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	70	71,192
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	2,970	2,925,264
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	420	417,640
Viavi Solutions, Inc.,
Gtd. Notes, 144A	3.750	10/01/29	200	191,924
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	120	113,509
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	1,475	1,397,549

				38,557,214

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    105

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Toys/Games/Hobbies 0.1%

Mattel, Inc.,
Gtd. Notes, 144A	3.375%	04/01/26	275	$274,911

Transportation 0.3%

XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	1,330	1,377,789

Trucking & Leasing 0.2%

Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A	5.500	05/01/28	875	849,080

TOTAL CORPORATE BONDS
(cost $642,442,477)				632,450,004

			Shares

COMMON STOCKS 3.4%

Electric Utilities 0.3%

GenOn Energy Holdings, Inc. (Class A Stock) (original cost $984,219; purchased 02/28/19)*^(f)			9,187	1,286,180
Keycon Power Holdings LLC^			2,600	366,600

				1,652,780

Gas Utilities 0.7%

Ferrellgas Partners LP (Class B Stock)			15,475	3,946,125

Hotels, Restaurants & Leisure 0.1%

CEC Entertainment, Inc.*			22,321	396,198

Oil, Gas & Consumable Fuels 2.3%

Chesapeake Energy Corp.			163,307	11,132,638
Chesapeake Energy Corp. Backstop Commitment			1,644	112,071
Civitas Resources, Inc.			25,456	1,387,352

				12,632,061

TOTAL COMMON STOCKS
(cost $6,211,542)				18,627,164

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

PREFERRED STOCK 0.8%

Gas Utilities

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^
(cost $4,001,250)	4,125	$4,125,000

	Units

WARRANTS* 0.0%

Chemicals 0.0%

TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f)	1,436,166	6,750

Oil, Gas & Consumable Fuels 0.0%

Athabasca Oil Corp. (Canada), expiring 11/01/26	2,000	91,396

TOTAL WARRANTS
(cost $0)		98,146

TOTAL LONG-TERM INVESTMENTS
(cost $699,833,784)		702,361,686

	Shares

SHORT-TERM INVESTMENT 0.1%

UNAFFILIATED FUND

Dreyfus Government Cash Management (Institutional Shares)
(cost $144,612)	144,612	144,612

TOTAL INVESTMENTS 128.6%
(cost $699,978,396)		702,506,298

Liabilities in excess of other assets(z) (28.6)%		(156,024,708)

NET ASSETS 100.0%		$546,481,590

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,156,346 and 1.1% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $225,305,129 segregated as collateral for amount of $181,000,000 borrowed and outstanding as of January 31, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    107

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $8,855,947. The aggregate value of $8,587,692 is 1.6% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at January 31, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 4.750%, 5.750%(c), Maturity Date 07/13/22 (cost $108,402)	109	$109,167	$765	$—

Forward foreign currency exchange contracts outstanding at January 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/22	The Toronto-Dominion Bank	EUR	1,254	$1,414,233	$1,409,176	$—	$(5,057)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/22	Goldman Sachs International	EUR	203	$231,754	$227,714	$4,040	$ —
Expiring 02/02/22	Morgan Stanley & Co. International PLC	EUR	483	547,364	542,687	4,677	—
Expiring 02/02/22	Morgan Stanley & Co. International PLC	EUR	261	295,469	292,844	2,625	—
Expiring 02/02/22	Morgan Stanley & Co. International PLC	EUR	207	234,389	232,087	2,302	—
Expiring 02/02/22	Morgan Stanley & Co. International PLC	EUR	101	115,132	113,844	1,288	—

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 03/02/22	Bank of America, N.A.	EUR	100	$112,638	$112,127	$511	$—
Expiring 03/02/22	The Toronto-Dominion Bank	EUR	1,254	1,415,040	1,409,907	5,133	—

				$2,951,786	$2,931,210	20,576	—

						$20,576	$ (5,057)

Credit default swap agreement outstanding at January 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000	%(Q)	450	1.441%	$8,881	$6,222	$2,659	Credit Suisse International

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    109

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at January 31, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International Morgan Stanley & Co.	3/20/22	11,400	$(221,666)	$—	$(221,666)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	International PLC Morgan Stanley & Co.	3/20/22	18,250	(151,370)	—	(151,370)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(T)	International PLC	3/20/22	2,590	(48,817)	—	(48,817)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(T)	Goldman Sachs International	3/20/22	9,010	(183,240)	—	(183,240)

					$(605,093)	$—	$(605,093)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$6,222	$—	$2,659	$(605,093)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Bank Loans	$—	$46,725,766	$335,606
Corporate Bonds	—	632,413,794	36,210
Common Stocks	12,519,990	4,454,394	1,652,780
Preferred Stock	—	—	4,125,000
Warrants	—	91,396	6,750
Short-Term Investment
Unaffiliated Fund	144,612	—	—

Total	$12,664,602	$683,685,350	$6,156,346

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$765	$—
OTC Forward Foreign Currency Exchange Contracts	—	20,576	—
OTC Credit Default Swap Agreement	—	8,881	—

Total	$—	$30,222	$—

Liabilities
OTC Forward Foreign Currency Exchange Contract	$—	$(5,057)	$—
OTC Total Return Swap Agreements	—	(605,093)	—

Total	$—	$(610,150)	$—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    111

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks
Balance as of 07/31/21	$2,091,441	$—	$1,741,369
Realized gain (loss)	1,821	—	—
Change in unrealized appreciation (depreciation)	(5,317)	(122,141)	—
Purchases/Exchanges/Issuances	267,300	—	—
Sales/Paydowns	(123,750)	—	—
Accrued discount/premium	411	151,695	—
Transfers into Level 3*	—	6,656	—
Transfers out of Level 3*	(1,896,300)	—	(88,589)

Balance as of 01/31/22	$335,606	$36,210	$1,652,780

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$1,457	$(122,141)	$—

	Preferred Stock	Warrants
Balance as of 07/31/21	$4,125,000	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	6,750
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of 01/31/22	$4,125,000	$6,750

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$6,750

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of January 31, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$36,210	Market	Transaction Based	Unadjusted Last Traded Price
Common Stocks	366,600	Market	Enterprise Value	Estimated Cash Flow
Preferred Stock	4,125,000	Market	Transaction Based	Unadjusted Last Traded Price

	$4,527,810

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of January 31, 2022, the aggregate value of these securities and/or derivatives was $1,628,536. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Media	9.7%
Oil & Gas	9.0
Telecommunications	8.3
Commercial Services	6.0
Home Builders	5.6
Healthcare-Services	5.5
Electric	5.5
Entertainment	5.2
Pipelines	5.2
Chemicals	5.0
Retail	4.5
Diversified Financial Services	4.3
Real Estate Investment Trusts (REITs)	4.3
Foods	4.2
Aerospace & Defense	3.8
Pharmaceuticals	3.6
Software	3.3
Mining	2.8
Oil, Gas & Consumable Fuels	2.3
Auto Manufacturers	2.3
Lodging	2.3
Building Materials	2.3
Auto Parts & Equipment	2.3
Computers	2.0
Packaging & Containers	1.8
Airlines	1.7
Real Estate	1.6

Gas Utilities	1.5%
Internet	1.0
Iron/Steel	0.9
Healthcare-Products	0.9
Gas	0.9
Housewares	0.8
Banks	0.8
Insurance	0.8
Machinery-Diversified	0.6
Advertising	0.6
Household Products/Wares	0.5
Distribution/Wholesale	0.5
Engineering & Construction	0.4
Apparel	0.4
Electrical Components & Equipment	0.4
Leisure Time	0.4
Electronics	0.4
Miscellaneous Manufacturing	0.3
Electric Utilities	0.3
Transportation	0.3
Environmental Control	0.2
Agriculture	0.2
Trucking & Leasing	0.2
Machinery-Construction & Mining	0.1
Office/Business Equipment	0.1
Metal Fabricate/Hardware	0.1
Coal	0.1

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    113

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Semiconductors	0.1%
Home Furnishings	0.1
Hotels, Restaurants & Leisure	0.1
Toys/Games/Hobbies	0.1
Unaffiliated Fund	0.1

128.6
Liabilities in excess of other assets	(28.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$6,222	—	$—
Credit contracts	Unrealized appreciation on OTC swap agreements	2,659	—	—
	Unrealized appreciation on OTC forward foreign currency exchange		Unrealized depreciation on OTC forward foreign currency exchange
Foreign exchange contracts	contracts	20,576	contracts	5,057
Interest rate contracts	—	—	Unrealized depreciation on OTC swap agreements	605,093

		$29,457		$610,150

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$(577)
Foreign exchange contracts	18,261	—
Interest rate contracts	—	349,809

Total	$18,261	$349,232

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$2,659
Foreign exchange contracts	13,120	—
Interest rate contracts	—	(628,435)

Total	$13,120	$(625,776)

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    115

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

For the six months ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts— Purchased(1)
$693,571

Forward Foreign Currency Exchange Contracts—Sold(1)
$1,431,028

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$300,000	$29,750,000

(1)	Value at Settlement Date.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$511	$—	$511	$—	$511
Credit Suisse International	8,881	—	8,881	—	8,881
Goldman Sachs International	4,040	(404,906)	(400,866)	—	(400,866)

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Morgan Stanley & Co. International PLC	$10,892	$(200,187)	$(189,295)	$—	$(189,295)
The Toronto-Dominion Bank	5,133	(5,057)	76	—	76

	$29,457	$(610,150)	$(580,693)	$—	$(580,693)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    117

PGIM High Yield Bond Fund, Inc.

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets
Unaffiliated investments (cost $699,978,396)	$702,506,298
Cash	15,137,153
Foreign currency, at value (cost $7,294)	7,339
Dividends and interest receivable	10,571,747
Receivable for investments sold	8,345,799
Unrealized appreciation on OTC forward foreign currency exchange contracts	20,576
Premiums paid for OTC swap agreements	6,222
Unrealized appreciation on OTC swap agreements	2,659
Unrealized appreciation on unfunded loan commitment	765
Prepaid expenses	2,190

Total Assets	736,600,748

Liabilities
Loan payable	181,000,000
Payable for investments purchased	7,715,850
Unrealized depreciation on OTC swap agreements	605,093
Management fee payable	491,684
Interest payable	122,690
Accrued expenses and other liabilities	112,696
Deferred directors’ fees and directors’ fees payable	50,459
Exchange listing fees payable	15,629
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,057

Total Liabilities	190,119,158

Net Assets	$546,481,590

Net assets were comprised of:
Common stock, at par	$33,257
Paid-in capital in excess of par	627,383,702
Total distributable earnings (loss)	(80,935,369)

Net assets, January 31, 2022	$546,481,590

Net asset value per share
($546,481,590 ÷ 33,256,724 shares of common stock issued and outstanding)	$16.43

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Interest income (net of $6,817 foreign withholding tax)	$20,396,359
Unaffiliated dividend income	145,697
Affiliated dividend income	9,068

Total income	20,551,124

Expenses
Management fee	2,989,775
Interest expense	750,901
Legal fees and expenses	69,250
Custodian and accounting fees	53,873
Shareholders’ reports	40,107
Audit fee	22,257
Exchange listing fees	18,129
Transfer agent’s fees and expenses	11,274
Directors’ fees	5,446
Miscellaneous	9,402

Total expenses	3,970,414

Net investment income (loss)	16,580,710

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	7,330,584
Forward currency contract transactions	18,261
Swap agreement transactions	349,232
Foreign currency transactions	(1,573)

7,696,504

Net change in unrealized appreciation (depreciation) on:
Investments	(28,910,988)
Forward currency contracts	13,120
Swap agreements	(625,776)
Foreign currencies	19
Unfunded loan commitments	765

(29,522,860)

Net gain (loss) on investment and foreign currency transactions	(21,826,356)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(5,245,646)

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    119

PGIM High Yield Bond Fund, Inc.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Two Months Ended July 31, 2021	Year Ended May 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$16,580,710	$5,547,915	$35,904,966
Net realized gain (loss) on investment and foreign currency transactions	7,696,504	2,855,319	(3,221,468)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(29,522,860)	1,001,707	78,820,666

Net increase (decrease) in net assets resulting from operations	(5,245,646)	9,404,941	111,504,164

Dividends and Distributions
Distributions from distributable earnings	(20,951,736)	(5,937,281)	(37,167,898)
Tax return of capital distributions	—	(1,046,631)	(4,735,574)

Total dividends and distributions	(20,951,736)	(6,983,912)	(41,903,472)

Total increase (decrease)	(26,197,382)	2,421,029	69,600,692

Net Assets:

Beginning of period	572,678,972	570,257,943	500,657,251

End of period	$546,481,590	$572,678,972	$570,257,943

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statement of Cash Flows (unaudited)

Six Months Ended January 31, 2022

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(5,245,646)

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	143,327,291
Purchases of long-term portfolio investments, net of amounts payable	(159,689,944)
Net proceeds (purchases) of short-term portfolio investments	35,591,425
Net premiums (paid) received for swap agreements	343,010
Amortization of premium and accretion of discount on portfolio investments	80,387
Net realized (gain) loss on investment transactions	(7,330,584)
Net realized (gain) loss on forward currency contract transactions	(18,261)
Net realized (gain) loss on swap agreement transactions	(349,232)
Net realized (gain) loss on foreign currency transactions	1,573
Net change in unrealized (appreciation) depreciation on investments	28,910,988
Net change in unrealized (appreciation) depreciation on forward currency contracts	(13,120)
Net change in unrealized (appreciation) depreciation on swap agreements	625,776
Net change in unrealized (appreciation) depreciation on foreign currencies	(19)
Net change in unrealized (appreciation) depreciation on unfunded loan commitments	(765)
(Increase) Decrease In Assets:
Interest receivable	(309,734)
Prepaid expenses and other assets	184,380
Increase (Decrease) In Liabilities:
Management fee payable	(22,557)
Interest payable	(10,103)
Accrued expenses and other liabilities	(46,974)
Deferred directors’ fees and directors’ fees payable	(1,034)
Exchange listing fees payable	(18,459)
Dividends payable	(119,161)

Total adjustments	41,134,883

Net cash provided by (used for) operating activities	35,889,237

Effect of exchange rate changes on cash	16,707

Cash Flows Provided By (Used For) Financing Activities:

Cash paid on distributions from distributable earnings	(20,951,736)

Net cash provided by (used for) financing activities	(20,951,736)

Net increase (decrease) in cash and restricted cash, including foreign currency	14,954,208

Cash and restricted cash at beginning of period, including foreign currency	190,284

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$15,144,492

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$761,004

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    121

PGIM High Yield Bond Fund, Inc.

Statement of Cash Flows  (unaudited) (continued)

Six Months Ended January 31, 2022

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2022
Cash	$15,137,153
Foreign currency, at value	7,339

Total cash and restricted cash, including foreign currency	$15,144,492

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Financial Highlights (unaudited) (continued)

Six Months Ended January 31, 2022

	Six Months Ended January 31, 2022		Two Months Ended July 31, 2021
					Year Ended May 31,
					2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.22		$17.15		$15.05	$16.20	$16.29	$16.84	$16.79
Income (loss) from investment operations:
Net investment income (loss)	0.50		0.17		1.08	1.13	0.91	0.90	0.98
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.66)		0.11		2.28	(1.03)	0.07	(0.36)	0.32
Total from investment operations	(0.16)		0.28		3.36	0.10	0.98	0.54	1.30
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(0.18)		(1.12)	(1.23)	(1.07)	(1.09)	(1.25)
Tax return of capital distributions	-		(0.03)		(0.14)	(0.02)	-	-	-
Total dividends and distributions	(0.63)		(0.21)		(1.26)	(1.25)	(1.07)	(1.09)	(1.25)
Net asset value, end of period	$16.43		$17.22		$17.15	$15.05	$16.20	$16.29	$16.84
Market price, end of period	$15.48		$16.19		$16.18	$13.38	$13.93	$14.07	$15.59
Total Return(b):	(0.61)%		1.35%		31.72%	4.84%	6.84%	(2.89)%	8.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$546,482		$572,679		$570,258	$500,657	$538,869	$541,660	$560,069
Average net assets (000)	$566,546		$573,494		$545,673	$533,714	$539,282	$550,742	$559,484
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.39	%(e)	1.43	%(f)	1.45%	1.96%	2.21%	1.84%	1.71%

See Notes to Financial Statements.

High Yield Bond    123

PGIM High Yield Bond Fund, Inc.

Financial Highlights  (unaudited) (continued)

Six Months Ended January 31, 2022

	Six Months Ended January 31, 2022		Two Months Ended July 31, 2021
					Year Ended May 31,
					2021	2020	2019	2018	2017
Expenses before waivers and/or expense reimbursement(d)	1.39	%(e)	1.43	%(f)	1.45%	1.96%	2.21%	1.84%	1.71%
Net investment income (loss)	5.81	%(e)	5.86	%(f)	6.58%	7.03%	5.58%	5.43%	5.84%
Portfolio turnover rate(g)	19%		7%		56%	60%	87%	72%	65%
Asset coverage	402%		416%		400%	378%	399%	428%	411%
Total debt outstanding at period-end (000)	$181,000		$181,000		$190,000	$180,000	$180,000	$165,000	$180,000

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying fund in which the Fund invests.
(d)

Includes interest expense of 0.26%, 0.28%, 0.30%, 0.81%, 1.06%, 0.71%, and 0.54%, for the six months ended January 31, 2022, two months ended July 31, 2021 and years ended May 31, 2021, 2020, 2019, 2018, and 2017, respectively.

(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 126.9%

BANK LOANS 13.9%

Airlines 0.7%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	04/21/28	3,533	$3,532,749

Chemicals 1.1%

Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	03/18/28	2,363	2,357,640
Diamond BC BV,
Term Loan B, 1 Month LIBOR + 3.000%	3.500(c)	09/29/28	1,400	1,394,750
LSF11 A5 HoldCo LLC,
Term Loans, 3 Month LIBOR + 3.750%	4.250(c)	10/15/28	1,315	1,315,236

				5,067,626

Commercial Services 0.7%

Cimpress PLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/17/28	995	992,928
Trans Union LLC,
2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	2.750(c)	12/01/28	1,300	1,293,795
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%	4.104(c)	08/27/25	995	994,005

				3,280,728

Computers 1.0%

McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%	3.859(c)	09/30/24	4,593	4,584,349

Electric 0.4%

Heritage Power LLC,
Term Loan B, 6 Month LIBOR + 6.000%	7.000(c)	07/30/26	2,600	1,932,386

Electronics 0.3%

II-VI, Inc.,
Term Loan	— (p)	12/08/28	1,300	1,296,750

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    125

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Entertainment 0.5%

Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750%(c)	10/21/24	2,526	$2,519,592

Healthcare-Services 0.3%

ATI Holdings Acquisition, Inc.,
Initial Term Loan (First Lien), 6 Month LIBOR + 3.500% (original cost $1,284,383; purchased 04/23/21 - 05/04/21)(f)	4.500(c)	05/10/23	1,284	1,242,640

Insurance 0.7%

Asurion LLC,
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.355(c)	07/31/27	1,017	1,010,530
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.230(c)	11/03/23	2,434	2,426,542

				3,437,072

Packaging & Containers 0.7%

Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Delayed Draw Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28	22	22,488
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28	393	393,395
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.250(c)	10/17/24	2,885	2,880,289

				3,296,172

Pharmaceuticals 0.5%

Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24	2,522	2,518,676

Retail 0.4%

LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	12/17/27	1,244	1,235,455
White Cap Buyer LLC,
Term Loan, 1 Month LIBOR + 4.000%	6.250(c)	10/19/27	497	497,099

				1,732,554

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software 4.5%

athenahealth, Inc.,
Term Loan	— %(p)	01/27/29	1,582	$1,573,975
Term Loan	— (p)	01/27/29	268	266,775
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.974(c)	10/02/25	4,397	4,374,044
Second Lien Incremental Term Loan, 3 Month LIBOR + 5.500%	6.000(c)	02/27/26	150	150,488
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%	3.358(c)	02/06/26	5,926	5,897,653
Finastra USA, Inc.,
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500% (original cost $3,461,747; purchased 11/30/20 - 06/23/21)(f)	4.500(c)	06/13/24	3,556	3,542,261
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	596	595,287
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	1,662	1,644,774
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28	1,050	1,055,250
TIBCO Software, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.750%	3.860(c)	06/30/26	2,267	2,260,600

				21,361,107

Telecommunications 2.1%

Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%	5.500(c)	04/27/27	455	457,170
Intelsat Jackson Holdings SA (Luxembourg), Term Loan	— (p)	02/01/29	1,720	1,710,325
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	5,710	5,334,933
Xplornet Communications, Inc. (Canada),
Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/01/28	2,554	2,548,281

				10,050,709

TOTAL BANK LOANS (cost $66,522,624)				65,853,110

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    127

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 113.0%

Aerospace & Defense 2.8%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	1,425	$1,382,420
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	1,200	1,219,559
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	2,477	2,563,869
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	280	283,436
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	375	379,875
Maxar Space Robotics LLC,
Sr. Sec’d. Notes, 144A	9.750	12/31/23	1,146	1,230,481
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	875	908,216
TransDigm UK Holdings PLC,
Gtd. Notes	6.875	05/15/26	650	673,617
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	2,650	2,667,812
Gtd. Notes	7.500	03/15/27	775	803,402
Sr. Sec’d. Notes, 144A	6.250	03/15/26	925	956,573

				13,069,260

Airlines 1.4%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	4,700	4,811,126
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A	5.750	01/20/26	500	511,163
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,469,551

				6,791,840

Apparel 0.5%

William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	620	642,220
Gtd. Notes, 144A	5.625	03/15/27	1,797	1,845,862

				2,488,082

Auto Manufacturers 0.4%

Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	1,075	1,090,275

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	7.750%	10/15/25	650	$686,225
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	300	297,532

				2,074,032

Auto Parts & Equipment 1.1%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,800	1,810,743
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	200	203,723
Gtd. Notes	6.500	04/01/27	700	721,156
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	2,000	2,065,892
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	375	394,011

				5,195,525

Banks 0.2%

Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	6.125	09/14/23	1,000	1,045,629

Building Materials 1.1%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	350	354,952
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	675	673,616
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,925	1,908,421
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,925	1,937,477
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	6.500	03/15/27	550	567,818

				5,442,284

Chemicals 4.1%

Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A	6.750	08/15/24	395	345,308

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    129

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Hexion, Inc.,
Gtd. Notes, 144A	7.875%	07/15/27	1,400	$1,483,398
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A	4.250	12/15/25	3,600	3,764,151
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	550	525,498
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	1,862	1,894,242
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	2,025	1,940,292
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 114,916; purchased 12/07/20)(f)	10.500	08/01/24	149	99,087
Sr. Sec’d. Notes, 144A (original cost $ 304,747; purchased 02/01/21 - 09/27/21)(f)	10.875	08/01/24	287	303,622
Tronox, Inc.,
Sr. Sec’d. Notes, 144A	6.500	05/01/25	3,213	3,337,488
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	411	389,345
Sr. Sec’d. Notes, 144A(aa)	9.500	07/01/25	3,375	3,666,362
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	1,050	1,045,056
Sr. Sec’d. Notes, 144A	5.625	10/01/24	675	702,794

				19,496,643

Commercial Services 6.1%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	855	842,367
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26	5,000	5,137,117
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	597	632,620
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	1,925	1,968,464
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	1,450	1,465,147
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	848,488
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,666,938

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Brink’s Co. (The),
Gtd. Notes, 144A	5.500%	07/15/25	825	$854,082
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	2,576	2,650,400
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	250	242,688
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	600	576,050
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A(aa)	5.000	02/01/25	5,380	5,424,834
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	6,135	6,445,969

				28,755,164

Computers 0.4%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	250	254,992
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,500	1,553,256

				1,808,248

Distribution/Wholesale 1.4%

Avient Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	05/15/25	4,754	4,880,477
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	1,950	1,840,000

				6,720,477

Diversified Financial Services 4.4%

Alliance Data Systems Corp.,
Gtd. Notes, 144A	4.750	12/15/24	2,675	2,708,711
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	450	447,661
Gtd. Notes, 144A(aa)	5.375	12/01/24	4,241	4,338,610
Home Point Capital, Inc.,
Gtd. Notes, 144A	5.000	02/01/26	1,050	912,816

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    131

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

LD Holdings Group LLC,
Gtd. Notes, 144A	6.125%	04/01/28	1,075	$958,127
Gtd. Notes, 144A	6.500	11/01/25	850	806,326
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	550	563,157
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	800	783,995
Gtd. Notes, 144A	6.000	01/15/27	1,075	1,115,353
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	326,825
Gtd. Notes	6.125	03/15/24	500	523,722
Gtd. Notes	6.875	03/15/25	2,025	2,197,526
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,564,384
Gtd. Notes	8.875	06/01/25	400	424,973

				20,672,186

Electric 1.9%

Calpine Corp.,
Sr. Sec’d. Notes, 144A(aa)	5.250	06/01/26	1,716	1,748,984
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	325	307,688
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,000	975,386
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	250	259,101
Gtd. Notes	6.625	01/15/27	207	213,873
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,750	3,804,216
Gtd. Notes, 144A	5.500	09/01/26	1,500	1,528,283

				8,837,531

Electrical Components & Equipment 0.7%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	1,950	2,041,467
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,286,757

				3,328,224

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.4%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750%	10/15/25	1,825	$1,953,625

Energy-Alternate Sources 0.2%

Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A	6.500	01/15/26	700	723,052

Engineering & Construction 0.1%

AECOM,
Gtd. Notes	5.125	03/15/27	275	288,379

Entertainment 6.7%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	4,550	4,715,887
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A	5.750	07/01/25	1,660	1,709,800
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	1,350	1,400,625
Churchill Downs, Inc.,
Gtd. Notes, 144A	5.500	04/01/27	1,990	2,044,753
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	1,000	1,037,966
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	1,125	1,224,874
Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,800	2,993,873
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	450	454,263
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A	6.625	11/15/27	1,100	1,108,937
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/15/27	1,100	1,179,682
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	3,880	3,976,362
Scientific Games International, Inc.,
Gtd. Notes, 144A(aa)	8.250	03/15/26	4,000	4,180,000
Gtd. Notes, 144A	8.625	07/01/25	875	925,712
Sr. Sec’d. Notes, 144A	5.000	10/15/25	300	306,618

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    133

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	7.750%	04/15/25	4,109	$4,278,393

				31,537,745

Environmental Control 0.0%

GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	225	211,115

Foods 3.5%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s
LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	737	717,384
Gtd. Notes, 144A(aa)	4.625	01/15/27	3,725	3,811,527
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	2,750	2,777,078
Gtd. Notes	5.250	09/15/27	1,050	1,063,672
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	1,775	1,811,640
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(aa)	5.875	09/30/27	4,500	4,698,897
Post Holdings, Inc.,
Gtd. Notes, 144A	5.625	01/15/28	750	769,915
Gtd. Notes, 144A	5.750	03/01/27	250	256,816
US Foods, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/15/25	675	698,668

				16,605,597

Gas 1.0%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24	1,200	1,239,065
Sr. Unsec’d. Notes	5.750	05/20/27	1,675	1,773,994
Sr. Unsec’d. Notes	5.875	08/20/26	1,500	1,586,005

				4,599,064

Healthcare-Services 5.3%

HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26	4,214	4,594,904

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

HCA, Inc., (cont’d.)
Gtd. Notes	7.050%	12/01/27	792	$933,694
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	6.750	04/15/25	3,225	3,339,857
MEDNAX, Inc.,
Gtd. Notes, 144A	6.250	01/15/27	1,900	1,985,779
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	2,808	2,931,738
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(aa)	9.750	12/01/26	4,050	4,267,711
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	950	954,427
Sr. Sec’d. Notes(aa)	4.625	07/15/24	3,205	3,217,395
Sr. Sec’d. Notes, 144A	4.875	01/01/26	500	502,336
Sr. Sec’d. Notes, 144A	5.125	11/01/27	1,000	1,002,469
Sr. Unsec’d. Notes	6.750	06/15/23	1,150	1,204,920

				24,935,230

Home Builders 5.8%

Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27	4,825	4,944,253
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	2,887	2,975,528
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	1,000	1,041,387
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25	2,710	2,764,539
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	1,500	1,479,550
KB Home,
Gtd. Notes	6.875	06/15/27	432	490,740
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	950	960,320
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,200	3,258,598
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	1,115	1,209,923

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    135

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750%	02/15/28	550	$541,177
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	1,155	1,215,088
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,971	2,115,298
Gtd. Notes, 144A	6.625	07/15/27	2,257	2,352,508
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes	5.875	06/15/24	700	737,497
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	1,350	1,396,260

				27,482,666

Housewares 0.1%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.500	10/15/29	250	254,510

Internet 3.0%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	2,120	1,989,787
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	688,084
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	2,985	3,067,800
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/30/27	2,235	2,129,101
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	6,172,302

				14,047,074

Iron/Steel 0.9%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,859	1,974,028
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	9.875	10/17/25	2,115	2,364,037

				4,338,065

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time 0.1%

Viking Cruises Ltd.,
Gtd. Notes, 144A	6.250%	05/15/25	500	$488,969

Lodging 3.4%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	25	23,746
Gtd. Notes, 144A	5.375	05/01/25	1,100	1,131,487
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,585	4,653,273
Gtd. Notes	5.500	04/15/27	900	930,519
Gtd. Notes(aa)	6.750	05/01/25	3,237	3,355,791
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	5.875	05/15/25	3,896	3,887,829
Travel + Leisure Co.,
Sr. Sec’d. Notes	6.600	10/01/25	1,300	1,418,972
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.875	10/01/24	350	332,283
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	300	282,564

				16,016,464

Machinery-Diversified 1.5%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A(aa)	10.125	08/01/24	3,996	4,111,230
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	3,213,957

				7,325,187

Media 12.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,560	1,579,366
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	4,515	4,627,343
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,374	3,455,045
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	500	501,705
Gtd. Notes, 144A(aa)	5.500	04/15/27	4,520	4,619,925
Sr. Unsec’d. Notes	5.250	06/01/24	500	515,033
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	206,984

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    137

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH DBS Corp.,
Gtd. Notes	5.000%	03/15/23	1,250	$1,269,504
Gtd. Notes	5.875	07/15/22	910	921,990
Gtd. Notes(aa)	5.875	11/15/24	3,450	3,473,228
Gtd. Notes	7.750	07/01/26	2,595	2,673,701
Gray Television, Inc.,
Gtd. Notes, 144A(aa)	5.875	07/15/26	5,373	5,503,256
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27	1,245	1,303,485
Sr. Sec’d. Notes	6.375	05/01/26	1,665	1,725,287
Sr. Sec’d. Notes, 144A	4.750	01/15/28	1,420	1,413,177
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	2,010	2,037,414
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	3,000	3,086,999
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes	5.750	01/15/23	795	810,395
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	4,350	4,196,658
Scripps Escrow, Inc.,
Gtd. Notes, 144A	5.875	07/15/27	455	466,292
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.875	03/15/26	3,000	3,034,173
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	5,685	5,734,924
Sr. Sec’d. Notes, 144A	9.500	05/01/25	500	530,017
Videotron Ltd. (Canada),
Gtd. Notes, 144A(aa)	5.375	06/15/24	3,214	3,356,615

				57,042,516

Mining 4.2%

Constellium SE,
Gtd. Notes, 144A	5.875	02/15/26	2,250	2,275,447
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	506,302
Gtd. Notes, 144A	7.250	04/01/23	2,896	2,909,391
Gtd. Notes, 144A	7.500	04/01/25	2,280	2,331,307

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Freeport-McMoRan, Inc.,
Gtd. Notes	4.375%	08/01/28	650	$669,957
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	2,920	2,873,018
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	3,272	3,344,019
Gtd. Notes, 144A	7.500	07/15/27	600	633,073
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	4,420	4,290,727

				19,833,241

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	1,300	1,332,786

Office/Business Equipment 1.5%

CDW LLC/CDW Finance Corp.,
Gtd. Notes(aa)	4.125	05/01/25	7,250	7,342,263

Oil & Gas 5.6%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	850	897,013
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26	750	836,843
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	3,000	2,996,547
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	1,725	1,731,570
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	2,936	3,030,571
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	811	839,007
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	500	522,654
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	2,875	2,898,867
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27	800	829,960
Sec’d. Notes, 144A	6.500	01/15/25	706	717,867

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    139

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375%	05/15/27	900	$920,741
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	03/15/26	525	559,381
Sr. Unsec’d. Notes	5.875	09/01/25	2,425	2,591,163
Sr. Unsec’d. Notes	6.375	09/01/28	500	567,771
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27	975	1,004,848
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	500	509,556
Gtd. Notes	5.000	03/15/23	2,000	2,020,176
Gtd. Notes	9.250	02/01/26	700	748,566
Southwestern Energy Co.,
Gtd. Notes	8.375	09/15/28	900	986,747
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	6.000	04/15/27	1,200	1,237,092

				26,446,940

Packaging & Containers 1.9%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	525	520,936
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	2,000	1,952,082
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	1,300	1,319,523
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,950	1,949,751
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	253,480
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	1,000	1,049,515
Sealed Air Corp.,
Gtd. Notes, 144A	5.500	09/15/25	1,000	1,076,220
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	9.250	08/01/24	1,000	1,040,484

				9,161,991

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.6%

AdaptHealth LLC,
Gtd. Notes, 144A	6.125%	08/01/28	1,550	$1,610,817
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(aa)	8.500	01/31/27	7,909	7,998,549
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	376	316,889
Gtd. Notes, 144A	6.125	04/15/25	1,758	1,793,111
Sr. Sec’d. Notes, 144A	6.125	02/01/27	350	351,067
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	5,139	5,033,685

				17,104,118

Pipelines 2.6%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	175	177,682
Gtd. Notes, 144A	7.875	05/15/26	2,525	2,711,583
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	1,375	1,423,051
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	750	771,875
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	475	470,476
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,408,856
Gtd. Notes, 144A	7.500	10/01/25	1,500	1,577,663
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	6.500	07/15/27	1,200	1,273,272
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	500	511,942
Sr. Unsec’d. Notes	4.350(cc)	02/01/25	2,100	2,126,114

				12,452,514

Real Estate 1.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875	11/15/25	3,025	3,120,909

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    141

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750%	12/01/25		100	$101,649
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28		2,122	2,163,073

					5,385,631

Real Estate Investment Trusts (REITs) 5.2%

Diversified Healthcare Trust,
Gtd. Notes(aa)	9.750	06/15/25		5,468	5,811,364
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26		901	946,111
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27		1,900	1,952,227
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,500	2,617,929
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		925	912,122
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25		7,900	8,226,637
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		1,449	1,436,057
Gtd. Notes, 144A	4.250	12/01/26		2,825	2,853,497

					24,755,944

Retail 3.0%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		325	317,330
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A	4.875	07/15/28		100	95,732
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		825	857,534
Sr. Unsec’d. Notes	3.875	05/15/23		1,875	1,899,887
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	200	220,540
Sr. Sec’d. Notes	6.250	10/30/25	EUR	200	225,516

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

eG Global Finance PLC (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A	6.750%	02/07/25	825	$825,651
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25	4,910	4,982,912
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	1,925	1,925,543
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A	8.750	04/30/25	2,500	2,638,726

				13,989,371

Semiconductors 1.3%

Microchip Technology, Inc.,
Gtd. Notes(aa)	4.250	09/01/25	6,200	6,388,970

Software 2.9%

Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	2,000	2,086,258
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	5,720	5,807,257
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A	5.750	03/01/25	2,500	2,507,855
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28	965	922,157
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	2,500	2,584,819

				13,908,346

Telecommunications 8.2%

Altice France SA (France),
Sr. Sec’d. Notes, 144A	8.125	02/01/27	2,420	2,560,523
CommScope, Inc.,
Sr. Sec’d. Notes, 144A	6.000	03/01/26	2,465	2,498,179
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	1,607	1,642,902
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,000	1,025,631
Sr. Sec’d. Notes, 144A	8.750	05/25/24	3,560	3,648,759

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    143

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750%	03/01/23	1,000	$974,028
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,075	1,090,238
Sr. Sec’d. Notes, 144A	7.000	10/15/28	875	886,951
Level 3 Financing, Inc.,
Gtd. Notes(aa)	5.250	03/15/26	4,610	4,697,146
Gtd. Notes	5.375	05/01/25	700	710,967
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	2,700	2,707,085
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	2,030	2,258,548
Gtd. Notes(aa)	7.625	03/01/26	5,150	5,911,478
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	1,050	1,067,881
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,535	3,481,754
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.000	03/01/27	3,720	3,518,771

				38,680,841

Toys/Games/Hobbies 0.1%

Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26	250	249,919

Transportation 0.8%

XPO Logistics, Inc.,
Gtd. Notes, 144A(aa)	6.250	05/01/25	3,553	3,680,665

Trucking & Leasing 0.2%

Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A	5.500	05/01/28	850	824,820

TOTAL CORPORATE BONDS (cost $541,042,479)				535,112,743

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Units	Value

WARRANTS* 0.0%

Chemicals 0.0%

TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f)	104,385	$491

Oil, Gas & Consumable Fuels 0.0%
Athabasca Oil Corp. (Canada), expiring 11/01/26	1,725	78,829

TOTAL WARRANTS (cost $0)		79,320

TOTAL LONG-TERM INVESTMENTS (cost $607,565,103)		601,045,173

	Shares

SHORT-TERM INVESTMENT 0.5%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $2,325,574)	2,325,574	2,325,574

TOTAL INVESTMENTS 127.4% (cost $609,890,677)		603,370,747
Liabilities in excess of other assets(z) (27.4)%		(129,746,840)

NET ASSETS 100.0%		$473,623,907

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $491 and 0.0% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $182,891,164 segregated as collateral for amount of $150,000,000 borrowed and outstanding as of January 31, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,165,793. The aggregate value of $5,188,101 is 1.1% of net assets.

(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    145

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at January 31, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Trident TPI Holdings, Inc., First Lien Tranche B-3 Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.500%(c), Maturity Date 09/15/28 (cost $33,372)	33	$33,396	$24	$—

Forward foreign currency exchange contracts outstanding at January 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/22	BNP Paribas S.A.	EUR	308	$347,267	$345,945	$—	$(1,322)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 02/02/22	Bank of America, N.A.	EUR	101	$115,957	$113,858	$2,099	$—
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	EUR	207	234,390	232,087	2,303	—
Expiring 03/02/22	Bank of America, N.A.	EUR	100	112,638	112,127	511	—
Expiring 03/02/22	BNP Paribas S.A.	EUR	308	347,465	346,125	1,340	—

				$810,450	$804,197	6,253	—

						$6,253	$(1,322)

Total return swap agreements outstanding at January 31, 2022:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR	(Q)	BNP Paribas S.A.	3/20/22	9,250	$(78,142)	$—	$(78,142)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR	(Q)	Goldman Sachs International	3/20/22	18,580	(361,277)	—	(361,277)

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Total return swap agreements outstanding at January 31, 2022 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(T)	Morgan Stanley & Co. International PLC	3/20/22	4,220	$(79,539)	$—	$(79,539)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(T)	Goldman Sachs International	3/20/22	14,700	(298,960)	—	(298,960)

					$(817,918)	$—	$(817,918)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(817,918)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    147

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Bank Loans	$—	$65,853,110	$ —
Corporate Bonds	—	535,112,743	—
Warrants	—	78,829	491
Short-Term Investment
Unaffiliated Fund	2,325,574	—	—

Total	$2,325,574	$601,044,682	$491

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$24	$ —
OTC Forward Foreign Currency Exchange Contracts	—	6,253	—

Total	$—	$6,277	$ —

Liabilities
OTC Forward Foreign Currency Exchange Contract	$—	$(1,322)	$ —
OTC Total Return Swap Agreements	—	(817,918)	—

Total	$—	$(819,240)	$ —

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Media	12.0%
Telecommunications	10.3
Software	7.4
Entertainment	7.2
Commercial Services	6.8
Home Builders	5.8
Oil & Gas	5.6
Healthcare-Services	5.6
Real Estate Investment Trusts (REITs)	5.2
Chemicals	5.2
Diversified Financial Services	4.4
Mining	4.2

Pharmaceuticals	4.1%
Foods	3.5
Lodging	3.4
Retail	3.4
Internet	3.0
Aerospace & Defense	2.8
Packaging & Containers	2.6
Pipelines	2.6
Electric	2.3
Airlines	2.1
Office/Business Equipment	1.5
Machinery-Diversified	1.5

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Distribution/Wholesale	1.4%
Computers	1.4
Semiconductors	1.3
Building Materials	1.1
Real Estate	1.1
Auto Parts & Equipment	1.1
Gas	1.0
Iron/Steel	0.9
Transportation	0.8
Insurance	0.7
Electrical Components & Equipment	0.7
Electronics	0.7
Apparel	0.5
Unaffiliated Fund	0.5
Auto Manufacturers	0.4
Miscellaneous Manufacturing	0.3
Banks	0.2

Trucking & Leasing	0.2%
Energy-Alternate Sources	0.2
Leisure Time	0.1
Engineering & Construction	0.1
Housewares	0.1
Toys/Games/Hobbies	0.1
Environmental Control	0.0 *
Oil, Gas & Consumable Fuels	0.0 *

127.4
Liabilities in excess of other assets	(27.4)

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$6,253	Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,322
Interest rate contracts	—	—	Unrealized depreciation on OTC swap agreements	817,918

		$6,253		$819,240

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    149

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Credit contracts	$64,317
Interest rate contracts	375,666

Total	$439,983

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$(17,240)
Foreign exchange contracts	4,931	—
Interest rate contracts	—	(817,918)

Total	$4,931	$(835,158)

For the six months ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts— Purchased(1)

$115,756

Forward Foreign Currency Exchange Contracts—Sold(1)

$270,150

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)

$1,666,667	$28,083,333

(1)	Value at Settlement Date.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2022.

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$2,610	$—	$2,610	$—	$2,610
BNP Paribas S.A.	1,340	(79,464)	(78,124)	—	(78,124)
S.A. Goldman Sachs International	—	(660,237)	(660,237)	660,237	—
JPMorgan Chase Bank, N.A.	2,303	—	2,303	—	2,303
Morgan Stanley & Co. International PLC	—	(79,539)	(79,539)	—	(79,539)

	$6,253	$(819,240)	$(812,987)	$660,237	$(152,750)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    151

PGIM Short Duration High Yield Opportunities Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets

Unaffiliated investments (cost $609,890,677)	$603,370,747
Cash	15,083,176
Cash segregated for counterparty - OTC	830,000
Interest receivable	9,123,643
Receivable for investments sold	6,679,680
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,253
Unrealized appreciation on unfunded loan commitment	24
Prepaid expenses and other assets	1,875

Total Assets	635,095,398

Liabilities

Loan payable	150,000,000
Payable for investments purchased	9,917,368
Unrealized depreciation on OTC swap agreements	817,918
Management fee payable	521,927
Interest payable	99,845
Accrued expenses and other liabilities	82,604
Exchange listing fees payable	29,502
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,322
Trustees’ fees payable	1,005

Total Liabilities	161,471,491

Net Assets	$473,623,907

Net assets were comprised of:
Shares of beneficial interest, at par	$24,673
Paid-in capital in excess of par	492,672,053
Total distributable earnings (loss)	(19,072,819)

Net assets, January 31, 2022	$473,623,907

Net asset value and redemption price per share ($473,623,907 ÷ 24,673,056 common shares issued and outstanding)	$19.20

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Interest income	$12,668,721
Affiliated dividend income	12,458
Unaffiliated dividend income	207

Total income	12,681,386

Expenses
Management fee	3,168,309
Interest expense	613,328
Legal fees and expenses	52,637
Custodian and accounting fees	37,662
Audit fee	22,685
Shareholders’ reports	15,988
Exchange listing fees	12,602
Transfer agent’s fees and expenses	7,941
Trustees’ fees	6,135
Miscellaneous	7,197

Total expenses	3,944,484

Net investment income (loss)	8,736,902

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	1,175,152
Swap agreement transactions	439,983
Foreign currency transactions	(228)

1,614,907

Net change in unrealized appreciation (depreciation) on:
Investments	(10,998,951)
Forward currency contracts	4,931
Swap agreements	(835,158)
Foreign currencies	(50)
Unfunded loan commitments	24

(11,829,204)

Net gain (loss) on investment and foreign currency transactions	(10,214,297)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,477,395)

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    153

PGIM Short Duration High Yield Opportunities Fund

Statement of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	November 25, 2020* through July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 8,736,902	$ 10,210,274
Net realized gain (loss) on investment and foreign currency transactions	1,614,907	1,574,617
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,829,204)	4,496,261

Net increase (decrease) in net assets resulting from operations	(1,477,395)	16,281,152

Dividends and Distributions
Distributions from distributable earnings	(15,988,140)	(17,948,001)
Tax return of capital distributions	—	(704,829)

Total dividends and distributions	(15,988,140)	(18,652,830)

Fund share transactions
Net proceeds from shares sold	—	493,361,120

Total increase (decrease)	(17,465,535)	490,989,442

Net Assets:

Beginning of period	491,089,442	100,000

End of period	$473,623,907	$491,089,442

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Statement of Cash Flows  (unaudited)

Six Months Ended January 31, 2022

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(1,477,395)

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	152,924,352
Purchases of long-term portfolio investments, net of amounts payable	(147,490,728)
Net proceeds (purchases) of short-term portfolio investments	16,157,257
Net premiums (paid) received for swap agreements	422,743
Amortization of premium and accretion of discount on portfolio investments	4,867,459
Net realized (gain) loss on investment transactions	(1,175,152)
Net realized (gain) loss on swap agreement transactions	(439,983)
Net realized (gain) loss on foreign currency transactions	228
Net change in unrealized (appreciation) depreciation on investments	10,998,951
Net change in unrealized (appreciation) depreciation on forward currency contracts	(4,931)
Net change in unrealized (appreciation) depreciation on swap agreements	835,158
Net change in unrealized (appreciation) depreciation on foreign currencies	50
Net change in unrealized (appreciation) depreciation on unfunded loan commitments	(24)
(Increase) Decrease In Assets:
Interest receivable	(412,098)
Prepaid expenses and other assets	240,612
Increase (Decrease) In Liabilities:
Management fee payable	(27,464)
Interest payable	(13,077)
Accrued expenses and other liabilities	(18,788)
Exchange listing fees payable	12,602
Trustees’ fees payable	175
Dividends payable	(126,481)
Due to broker - variation margin swaps	(13,892)

Total adjustments	36,736,969

Net cash provided by (used for) operating activities	35,259,574

Effect of exchange rate changes on cash	(278)

Cash Flows Provided By (Used For) Financing Activities:
Decrease in borrowing	(4,000,000)
Cash paid on distributions from distributable earnings	(15,988,140)

Net cash provided by (used for) financing activities	(19,988,140)

Net increase (decrease) in cash and restricted cash	15,271,156

Cash and restricted cash at beginning of period	642,020

Cash And Restricted Cash At End Of Period	$15,913,176

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$626,405

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    155

PGIM Short Duration High Yield Opportunities Fund

Statement of Cash Flows  (unaudited) (continued)

Six Months Ended January 31, 2022

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2022
Cash	$15,083,176
Restricted cash:
Cash segregated for counterparty - OTC	830,000

Total cash and restricted cash	$15,913,176

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Financial Highlights  (unaudited)

Six Months Ended January 31, 2022

	Six Months Ended January 31, 2022		November 25, 2020(a) through July 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.90		$20.00
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.42
Net realized and unrealized gain (loss) on investment	(0.40)		0.24
Total from investment operations	(0.05)		0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(0.73)
Tax return of capital distributions	-		(0.03)
Total dividends and distributions	(0.65)		(0.76)
Net asset value, end of period	$19.20		$19.90
Market price, end of period	$17.81		$19.50
Total Return(c):	(5.43)%		1.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$473,624		$491,089
Average net assets (000)	$485,855		$489,610
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.61	%(f)	1.50	%(g)
Expenses before waivers and/or expense reimbursement(e)	1.61	%(f)	1.50	%(g)
Net investment income (loss)	3.57	%(f)	3.09	%(g)
Portfolio turnover rate(h)	23%		45%
Asset coverage	416%		419%
Total debt outstanding at period-end (000)	$150,000		$154,000

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes interest expense of 0.25% and 0.20% for the six months ended January 31, 2022 and for the period ended July 31, 2021 and a tax expense of 0.01% for the period ended July 31, 2021.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds    157

Notes to Financial Statements (unaudited)

1.	Organization

PGIM Global High Yield Fund, Inc. (“Global High Yield” or “GHY”), PGIM High Yield Bond Fund, Inc. (“High Yield Bond” or “ISD”) and PGIM Short Duration High Yield Opportunities Fund (“Short Duration High Yield Opportunities” or “SDHY”) (each, a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified, closed-end management investment companies. Global High Yield and High Yield Bond were organized as Maryland corporations on July 23, 2012 and November 14, 2011, respectively. Short Duration High Yield Opportunities was organized as a Maryland statutory trust on May 18, 2020.

The Funds have the following investment objective(s):

Fund	Investment Objective(s)
Global High Yield	Provide a high level of current income.

High Yield Bond	Provide a high level of current income.

Short Duration High Yield Opportunities	Provide total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. Global High Yield and High Yield Bond Board of Directors and Short Duration High Yield Opportunities Board of Trustees (collectively, the “Board Members”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board Member’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board Member’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or sell Fund shares.

Various inputs determine how the Funds’investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also

PGIM Fixed Income Closed-End Funds    159

Notes to Financial Statements (unaudited) (continued)

valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board Members. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain

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exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency. The cash amounts pledged for forward currency contracts are considered restricted cash and are included in “Cash segregated for counterparty - OTC” in the Statement of Assets and Liabilities.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Due from broker-variation margin swaps” and “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Certain Funds entered into total return swaps to manage its exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

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Notes to Financial Statements (unaudited) (continued)

Bank Loans: Certain Funds invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Each Fund is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board Members approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

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Notes to Financial Statements (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders (for purposes of this report the shareholders of SDHY and the stockholders of ISD and GHY are referred to as “shareholders”). Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income for the calendar year and 98.2% of its net capital gains for a one-year period ending on October 31 exceed the distributions from such taxable income and net capital gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Funds intend to make a level dividend distribution each month to the holders of common stock of ISD and GHY, and to the holders of common shares of beneficial interest (“common shares”) of SDHY (sometimes collectively referred to herein as “shares”). The level dividend rate may be modified by the Board Members from time to time, and will be based upon the past and projected performance and expenses of the Funds. The Funds intend to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PGIM Investments has received an order from the Securities and Exchange Commission (the “SEC”) granting the Funds an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PGIM Investments to include realized long-term capital gains as a part of their respective regular distributions to the holders of common stock/common shares more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Funds intend to rely on this exemptive order. The Board Members may, at the request of PGIM Investments, adopt a managed distribution policy.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Each Fund has a management agreement with PGIM Investments. Pursuant to these agreements, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. With respect to ISD and GHY,PGIM Investments has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited. With respect to SDHY, PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”).

The management fee paid to the Manager is accrued daily and payable monthly, using the average daily value of the Fund’s investable assets at the respective annual rates specified below. “Investable assets” refers to the net assets attributable to the outstanding common stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

Fund	Management Fee
Global High Yield	0.85%
High Yield Bond	0.80
Short Duration High Yield Opportunities	1.00

PGIM Investments, PGIM Limited and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the

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Notes to Financial Statements (unaudited) (continued)

Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Funds changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Funds may enter into certain securities purchase or sale transactions under Board Members approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2022, no 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Global High Yield	$168,831,065	$262,426,373
High Yield Bond	144,819,905	139,289,882
Short Duration High Yield Opportunities	139,297,030	158,114,775

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended January 31, 2022, is presented as follows:

Global High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)
$17,190,234	$166,991,707	$184,181,941	$—	$—	$—	—	$9,099

(1)	The Fund did not have any capital gain distributions during the reporting period.

High Yield Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)
$35,736,037	$68,188,721	$103,924,758	$—	$—	$—	—	$9,068

(1)	The Fund did not have any capital gain distributions during the reporting period.

Short Duration High Yield Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)
$18,482,831	$92,229,394	$110,712,225	$—	$—	$—	—	$12,458

(1)	The Fund did not have any capital gain distributions during the reporting period.

6.	Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2022 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global High Yield	$793,154,635	$33,585,006	$(55,992,371)	$(22,407,365)
High Yield Bond	699,918,135	30,469,536	(28,461,301)	2,008,235
Short Duration High Yield Opportunities	609,894,781	1,744,837	(9,081,834)	(7,336,997)

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2021 which can be carried forward for an unlimited period.

Capital Loss Carryforward

Global High Yield	$110,576,000
High Yield Bond	82,097,000
Short Duration High Yield Opportunities	39,000

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Notes to Financial Statements (unaudited) (continued)

The PGIM High Yield Bond Fund utilized approximately $2,694,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Capital and Ownership

Global High Yield and High Yield Bond have 1 billion shares of $0.001 par value common stock authorized. Short Duration High Yield Opportunities has authorized an unlimited amount of common shares of beneficial interest with $0.001 par value per share. As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Global High Yield	11,351	0.03%
High Yield Bond	11,650	0.04%
Short Duration High Yield Opportunities	5,353	0.02%

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
Global High Yield	—	—%	8	61.8%
High Yield Bond	—	—	6	53.5
Short Duration High Yield Opportunities	—	—	4	70.2

For the reporting period ended January 31, 2022, the Funds did not issue any shares of common stock/common shares in connection with the Funds’ dividend reinvestment plan.

8.	Borrowings and Re-hypothecation

Each Fund has entered into a committed credit facility agreement (the “Credit Facility”). Global High Yield has entered into a credit facility agreement with BNP Paribas Prime Brokerage, Inc.; High Yield Bond and Short Duration High Yield Opportunities have entered into credit facility agreements with The Bank of Nova Scotia (collectively, the “Financial Institutions”) pursuant to which Global High Yield, High Yield Bond and Short Duration High Yield Opportunities may borrow up to a maximum commitment amount of $300 million, $240 million and $250 million, respectively. The Funds will pay interest in the amount of 0.75% plus the 1-month U.S. Dollar London Interbank Offered Rate (LIBOR) on the amount outstanding. Such interest expenses, as well as fees for the Credit Facility (including commitment fees for any portion of the Credit Facility not drawn upon at any time during the period), are disclosed in the Statement of Operations under Interest and Miscellaneous expense, respectively. The Funds’ obligations under the Credit Facility are secured by the assets of the Funds segregated for the purpose of securing the amount borrowed and are indicated in the Schedule of Investments. The purpose of the Credit Facility is to provide the Funds with portfolio leverage and to meet its general cash flow requirements. If the Funds fails to meet certain requirements or maintain other financial covenants required under the Credit Facility, the Funds may be required to repay immediately, in part or in full, the loan balance outstanding.

The following Funds utilized the credit facility during the reporting period ended January 31, 2022. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2022

Global High Yield	$198,782,609	0.84%	184	$249,000,000	$149,000,000
High Yield Bond	174,804,348	0.84	184	181,000,000	181,000,000
Short Duration High Yield Opportunities	142,619,565	0.84	184	154,000,000	150,000,000
Re-hypothecation: The credit facility permits, subject to certain conditions, the Financial Institutions to re-hypothecate, a portion of the portfolio securities segregated by the Funds as collateral. The Funds continue to receive interest on re-hypothecated securities. The Funds also have the right under the agreement to recall the re-hypothecated securities from the Financial Institutions on demand. If the Financial Institutions fail to deliver the recalled security in a timely manner, the Funds will be compensated by the Financial Institutions for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the Financial Institutions, the Funds, upon notice to the Financial Institutions, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Funds will receive a portion of the fees earned by the Financial Institutions in connection with the re-hypothecation of portfolio securities which reduces the interest expense on borrowings. For the reporting period ended January 31, 2022, there were no re-hypothecated securities.

9.	Risks of Investing in the Funds

The following is a summary description of principal risks of investing in the Funds. Each Fund’s risks include, but are not limited to, some or all of the risks discussed below.

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Notes to Financial Statements (unaudited) (continued)

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

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Notes to Financial Statements (unaudited) (continued)

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Leverage Risk: The Fund may seek to enhance the level of its current distributions to holders of common shares through the use of leverage. The Fund may use leverage through borrowings, including loans from certain financial institutions. The Fund may borrow in amounts up to 33 1/3% (as determined immediately after borrowing) of the Fund’s investable assets. The use of leverage can create special risks. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Limited Term and Tender Offer Risk (applicable to SDHY only): In accordance with the Fund’s Declaration of Trust (the “Declaration of Trust”), the Fund intends to terminate as of the close of business on the ninth anniversary of the effective date of the Fund’s initial registration statement, which the Fund currently expects to occur on or about November 30, 2029 (the “Dissolution Date”); provided that the Board may, by a vote of a majority of the Board and seventy-five percent (75%) of the members of the Board who either (i) have been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (ii) were nominated to serve as a member of the Board by a majority of the Continuing Trustees (as defined in the Declaration of Trust) then members of the Board (the “75% Requirement”) (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date once for up to six months, which date shall then become the Dissolution Date. Notwithstanding the foregoing, the Board may determine, by a Board Action Vote, to cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all common shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (an “Eligible Tender Offer”). The Board has established that the Fund must have at least $200 million of net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each common shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as scheduled. If an Eligible Tender Offer is conducted and the number of properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and cause the Fund to have a perpetual existence. Unless the limited term provision of the Declaration of Trust is amended by the Board and the shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date (subject to possible extension). The Fund is not a

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Notes to Financial Statements (unaudited) (continued)

so-called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund as its investment objective is not to return its original NAV on the Dissolution Date or in an Eligible Tender Offer. The Fund’s investment objective and policies are not designed to seek to return to investors that purchase shares in this offering their initial investment on the Dissolution Date or in an Eligible Tender Offer, and such investors and investors that purchase shares after the completion of this offering may receive more or less than their original investment upon dissolution or in an Eligible Tender Offer. Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Dissolution Date approaches, and losses due to portfolio liquidation may be significant. The Fund generally considers “illiquid securities” to be securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the value used by the Fund in determining its NAV. During the Wind-Down Period, the Fund may begin liquidating all or a portion of the Fund’s portfolio, and the Fund may deviate from its investment strategy and may not achieve its investment objective. As a result, during the Wind-Down Period, the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that common shareholders will receive cash in any liquidating distribution from the Fund, regardless of their participation in the Fund’s automatic dividend reinvestment plan. However, if on the Dissolution Date the Fund owns securities for which no market exists or securities that are trading at depressed prices, such securities may be placed in a liquidating trust. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the Common Shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses. Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objective. The Fund’s portfolio PGIM Short Duration High Yield Opportunities Fund 55 composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Dissolution Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objective and adversely impact the Fund’s performance and distributions to common shareholders, which may in turn adversely impact the market value of the Common Shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to common shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Dissolution Date, which may exacerbate the foregoing risks and considerations. A common shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Dissolution Date. If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. Therefore, the Fund’s early disposition of portfolio investments could accelerate the timing of the Fund’s recognition of taxable income and cause the Fund to make taxable distributions to common shareholders earlier than the Fund otherwise would have. The purchase of Common Shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering common shareholders. All common shareholders remaining after a tender offer may be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered Common Shares. Such reduction in the Fund’s total assets may result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s total assets may also cause Common Shares to become thinly traded or otherwise negatively impact secondary trading of Common Shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Common Shares to trade at a wider discount to NAV than it otherwise would. Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different

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Notes to Financial Statements (unaudited) (continued)

and, therefore, common shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the Common Shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer. The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered Common Shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will dissolve on the Dissolution Date (subject to possible extensions of no more than six months in total). Following the completion of an Eligible Tender Offer in which the number of tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval. Thereafter, the Fund will have a perpetual term. The Manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated because the Manager would continue to receive management fees on the remaining assets of the Fund while it remains in existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments for any reason, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade order of a given size. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any

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Notes to Financial Statements (unaudited) (continued)

collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

Risk of Market Price Discount from Net Asset Value: Shares of closed-end funds frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board Members’ assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

11.	Subsequent Event

Dividends to shareholders: On February 28, 2022, Global High Yield and High Yield Bond declared monthly dividends of $0.105 per share and Short Duration High Yield Opportunities declared monthly dividends of $0.108 per share payable on March 31, 2022, April 29, 2022 and May 31, 2022, respectively, to shareholders of record on March 18, 2022, April 14, 2022 and May 13, 2022, respectively. The ex-dates are March 17, 2022, April 13, 2022 and May 12, 2022, respectively.

Other Information (unaudited)

Dividend Reinvestment Plan. Unless a common shareholder of SDHY, or a holder of common stock of ISD or GHY (collectively referred to herein as “common shareholders”) elects to receive cash by contacting Computershare Trust Company, N.A, (the “Plan Administrator”), all dividends declared on common shares of SDHY and common stock of ISD and GHY (collectively referred to herein as “Common Shares”) will be automatically reinvested by the Plan Administrator pursuant to the Funds’ Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. The common shareholders who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the common shareholders and may reinvest that cash in additional Common Shares.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s Common Shares are registered. Whenever the Funds declare a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price per Common Share plus per share fees (as defined below) is equal to or greater than the NAV per Common Share (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of shares of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date, provided that, if the NAV per Common Share is less than or equal to 95% of the closing market price per Common Share on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value per Common Share plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in

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Other Information (unaudited) (continued)

Open-Market Purchases. “Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per share purchase price paid by the Plan Administrator for Common Shares may exceed the NAV per Common Share, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in shares of Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the common shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a participant elects by written, Internet or telephonic notice to the

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Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her Common Shares, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to Common Shares issued directly by the Funds. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any Dividend record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry Common Shares and a check for the cash adjustment of any fractional share at the market value per Common Share as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of termination is on or after a record date (but before payment date) for an account whose Dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such Dividends in cash or reinvest them in Common Shares on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in

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Other Information (unaudited) (continued)

no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Funds upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any Dividend by the Fund.

The Funds reserve the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000, by calling (toll-free) (800) 451-6788, or through the Plan Administrator’s website www.computershare.com/investor.

Portfolio Management. As of the date of this Semi-Annual Report, Robert Cignarella, Robert Spano, Ryan Kelly, Brian Clapp, and Daniel Thorogood of PGIM Fixed Income are primarily responsible for the day-to-day management of each Fund.

Effective April 1, 2022, Daniel Thorogood will retire from each Fund’s portfolio management team.

Effective April 1, 2022, Michael Gormally will be added to each Fund’s portfolio management team.

Michael Gormally is a Vice President, and portfolio manager and trader for PGIM Fixed Income’s U.S. High Yield Bond Team. Previously, he was an Analyst in the Portfolio Analysis Group, where he managed a team of portfolio analysts dedicated to High Yield. He was responsible for the monitoring of daily risk and positioning, along with the implementation of portfolio management trading tools and performance attribution models. Before joining the Firm in 2014, Mr. Gormally was a credit analyst at BNY Mellon. Mr. Gormally received a BA in Economics from Johns Hopkins University and an MBA from the University of Notre Dame.

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•	as required by law

Sharing Your Information

We may share your personal information, including information about your transactions and experiences, among Prudential companies and with other non-Prudential companies who perform services for us or on our behalf, for our everyday business purposes, such as providing services to you, administering your account or policy. We may also share your personal information with another financial institution if you agree that your account or policy can be transferred to that financial company.

We may share your personal information among Prudential companies so that the Prudential companies can market their products and services to you. We may also share consumer report information among Prudential companies which may include information about you from credit reports and certain information that we receive from you and from consumer reporting agencies or other third parties. You can limit this sharing by following the instructions described in this notice. For those customers who have one of our products through a plan sponsored by an employer or other organization, we will share your personal information in a manner consistent with the terms of the plan agreement or consistent with our agreement with you.

We may also share your personal information as permitted or required by law, including, for example, to law enforcement officials and regulators, in response to subpoenas, and to prevent fraud.

Unless you agree otherwise, we do not share your personal information with non-Prudential companies for them to market their products or services to you. We may tell you about a product or service that other companies offer and, if you respond, that company will know that we selected you to receive the information.

Limiting Our Sharing—Opt Out/Privacy Choice

You may tell us not to share your personal information among Prudential companies for marketing purposes, and not to share consumer report information among Prudential companies, by “opting out” of such sharing. To limit our sharing for these purposes:

•	visit us online at: www.prudential.com/privacyoptout
•	call us at: 1-877-248-4019

If you previously told us since 2016 not to share your personal information among Prudential companies for marketing purposes, or not to share your consumer report information among Prudential companies, you do not need to tell us not to share your information again.

You are not able to limit our ability to share your personal information among Prudential companies and with other non- Prudential companies for servicing and administration purposes.

Questions

If you have any questions about how we protect, use, and share your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019.

We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

This notice is being provided to customers and former customers of the Prudential companies listed below.

Insurance Companies and Insurance Company Separate Accounts

The Prudential Insurance Company of America; Prudential Annuities Life Assurance Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Retirement Insurance and Annuity Company (PRIAC); CG Variable Annuity Account I and CG Variable Annuity Account II; Prudential Legacy Insurance Company of New Jersey; All insurance company separate accounts that include the following names or are otherwise identified as maintained by an entity that includes the following names: Prudential, Pruco, or PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC; Mullin TBG Insurance Agency Services, LLC; Assurance IQ, LLC.

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.; Prudential Annuities Distributors, Inc.; Global Portfolio Strategies, Inc.; Pruco Securities, LLC; PGIM, Inc.; Prudential Investment Management Services LLC; PGIM Investments LLC; Prudential Private Placement Investors, L.P., Rock Investment Advisors LLC; PGIM Quantitative Solutions LLC; Jennison Associates LLC

Bank and Trust Companies

Prudential Bank & Trust, FSB; Prudential Trust Company

Investment Companies and Other Investment Vehicles

PGIM Funds; Prudential Insurance Funds; Prudential Capital Partners, L.P.; PGIM Private Placement Investors, Inc.; All funds that include the following names: Prudential, PCP, PGIM, PEP, or PCEP

Other Companies

Prudential Workplace Solutions Group Services, LLC; Prudential Mutual Fund Services LLC; Assurance Intelligence, LLC

Vermont Residents: We will not share information about your creditworthiness among Prudential companies, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

D6021	Privacy Ed 1/2022

∎ MAIL	∎ MAIL (OVERNIGHT)	∎ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842-3170	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
∎ WEBSITE
pgim.com/investments

PROXY VOTING
The Board of Directors or Trustees (as applicable) of each Fund has delegated to the Fund’s subadviser(s) the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS/TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Barry H. Evans • Keith F. Hartstein • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER(S)	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited (SDHY only)	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 30170 College Station, TX 77842-3170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS/TRUSTEES
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc. and PGIM Short Duration High Yield Opportunities Fund, PGIM Investments, Attn: Board of Directors or Trustees (as applicable), 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director or Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Funds file the complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the required annual certifications and the Funds have also included the certifications of the Funds’ Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Funds’ Form N-CSR filed with the Commission, for the period of this report.

An investor should consider the investment objective, risks, charges, and expenses of the Funds carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PGIM FIXED INCOME CLOSED-END FUNDS

FUND	NYSE	CUSIP
PGIM Global High Yield Fund, Inc.	GHY	69346J106
PGIM High Yield Bond Fund, Inc.	ISD	69346H100
PGIM Short Duration High Yield Opportunities Fund	SDHY	69355J104

PICE1000E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – None.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – None.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM High Yield Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2022